UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.7%
	Australia - 6.7%
110,994	Adelaide Brighton Ltd.	$	569,955
71,532	AGL Energy Ltd.		1,188,100
103,168	Amcor Ltd.(1)		1,098,412
44,739	Ansell Ltd.		898,776
129,760	AusNet Services		153,876
12,603	Australia & New Zealand Banking Group Ltd.		262,963
112,629	BlueScope Steel Ltd.		1,436,307
128,220	Caltex Australia Ltd.		3,082,687
78,967	CIMIC Group Ltd.		2,467,983
100,785	Coca-Cola Amatil Ltd.		685,078
11,990	Cochlear Ltd.		1,773,268
4,288	Commonwealth Bank of Australia		230,866
11,822	CSL Ltd.		1,682,475
534,366	Evolution Mining Ltd.		1,385,805
5,243	Flight Centre Travel Group Ltd.(1)		246,567
199,690	GPT Group REIT		746,557
129,689	Insurance Australia Group Ltd.		817,350
8,551	Macquarie Group Ltd.		781,209
639,617	Mirvac Group REIT		1,025,501
3,586	OneMarket Ltd.*(1)		3,391
282,809	Orora Ltd.		745,964
650,949	Qantas Airways Ltd.		2,962,674
45,159	QBE Insurance Group Ltd.		324,982
297,829	Scentre Group REIT		966,023
71,007	Sonic Healthcare Ltd.		1,286,930
154,937	South32 Ltd.		413,255
170,170	Stockland REIT		499,148
36,643	Suncorp Group Ltd.		395,005
673,030	Telstra Corp. Ltd.		1,302,842
245,990	Vicinity Centres REIT		470,732
56,996	Washington H Soul Pattinson & Co., Ltd.(1)		871,287
51,351	Wesfarmers Ltd.		1,872,752
140,955	Whitehaven Coal Ltd.		601,956
217,562	WiseTech Global Ltd.(1)		2,517,277
92,653	Woolworths Ltd.		2,089,297

			37,857,250

	Austria - 0.3%
2,734	Lenzing AG		330,061
6,342	Oesterreichische Post AG		289,520
127,968	Telekom Austria AG*		1,066,781
7,608	UNIQA Insurance Group AG		69,996

			1,756,358

	Belgium - 0.9%
3,080	Ackermans & van Haaren N.V.		530,418
33,072	bpost S.A.		522,437
3,221	Cie d’Entreprises CFE		398,632
22,062	Colruyt S.A.		1,258,818
1,971	Elia System Operator S.A.		122,656
9,963	KBC Group N.V.		769,128
29,171	Proximus SADP		657,672
3,553	Sofina S.A.		613,950
1,972	UCB S.A.		155,044

			5,028,755

	Bermuda - 0.5%
136,844	Hiscox Ltd.		2,755,193

	Canada - 11.1%
8,828	Agnico Eagle Mines Ltd.		404,473
85,376	Air Canada*		1,379,178
32,323	Alimentation Couche-Tard, Inc. Class B(1)		1,403,297
8,264	AltaGas Ltd.(1)		170,563

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

221,112	Aurora Cannabis, Inc.*(1)	$	1,563,223
49,897	Bank of Montreal		3,854,600
30,527	Bank of Nova Scotia(1)		1,727,492
40,008	Barrick Gold Corp.		525,249
44,115	BCE, Inc.		1,785,459
35,563	Canadian Apartment Properties REIT		1,152,496
21,680	Canadian Imperial Bank of Commerce(1)		1,884,773
7,604	Canadian Tire Corp. Ltd. Class A(1)		991,939
29,573	CCL Industries, Inc. Class B		1,448,918
39,204	CGI Group, Inc. Class A*		2,482,865
7,880	Emera, Inc.(1)		256,387
103,803	Empire Co., Ltd.		2,082,452
5,733	Fairfax Financial Holdings Ltd.		3,210,515
611	Fortis, Inc.(1)		19,517
4,372	Franco-Nevada Corp.		318,897
21,220	Genworth MI Canada, Inc.(1)		690,100
20,518	George Weston Ltd.		1,673,010
81,647	Great-West Lifeco, Inc.(1)		2,006,029
41,870	Husky Energy, Inc.(1)		652,185
125,335	Hydro One Ltd.(2)		1,909,395
24,493	Imperial Oil Ltd.(1)		813,671
26,136	Industrial Alliance Insurance & Financial Services, Inc.		1,008,326
11,138	Intact Financial Corp.		789,554
134,236	Kinross Gold Corp.*		505,126
24,584	Loblaw Cos. Ltd.		1,263,354
28,426	Magna International, Inc.		1,652,250
105,505	Manulife Financial Corp.		1,894,430
15,047	Metro, Inc.		511,194
13,550	National Bank of Canada(1)		650,177
28,972	Norbord, Inc.(1)		1,190,639
3,083	Open Text Corp.(1)		108,442
77,042	Power Corp. of Canada		1,724,213
75,224	Power Financial Corp.		1,758,439
2,344	RioCan Real Estate Investment Trust REIT		43,033
36,588	Rogers Communications, Inc. Class B		1,736,710
42,068	Royal Bank of Canada		3,165,693
20,126	Saputo, Inc.(1)		667,832
22,233	Shaw Communications, Inc. Class B(1)		452,621
68,726	Sun Life Financial, Inc.(1)		2,760,116
32,112	Suncor Energy, Inc.		1,306,011
46,854	TELUS Corp.		1,663,371
12,707	Thomson Reuters Corp.		512,361
11,034	Toromont Industries Ltd.		476,942
28,034	Toronto-Dominion Bank		1,621,580
9,007	West Fraser Timber Co., Ltd.		619,593

			62,488,690

	China - 0.1%
955,658	Yangzijiang Shipbuilding Holdings Ltd.		634,302

	Denmark - 2.7%
9,013	Coloplast A/S Class B		900,806
7,090	GN Store Nord A/S		323,086
9,961	H. Lundbeck A/S		699,916
40,822	ISS A/S		1,402,846
63,379	Novo Nordisk A/S Class B		2,939,776
56,114	Orsted A/S(2)		3,394,187
2,913	Rockwool International A/S Class B		1,137,538
53,737	Topdanmark A/S		2,352,757
46,972	William Demant Holding A/S*		1,890,215

			15,041,127

	Finland - 0.7%
43,848	Neste Oyj		3,440,287
20,054	Orion Oyj Class B		540,631

			3,980,918

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

	France - 6.2%
1,484	Aeroports de Paris	$	335,613
41,018	Air France-KLM*		334,468
3,102	Air Liquide S.A.		390,062
197,026	ALD S.A.(1)(2)		3,363,153
15,863	Amundi S.A.(2)		1,099,027
5,918	Atos SE		808,074
23,548	AXA S.A.		577,775
33,874	BioMerieux		3,049,275
77,049	Bouygues S.A.		3,320,372
21,739	Cie Generale des Etablissements Michelin SCA		2,647,278
128,199	CNP Assurances		2,917,240
466	Eiffage S.A.		50,697
29,746	Elior Group S.A.(1)(2)		429,262
7,173	Eurazeo S.A.		543,946
4,010	Fonciere Des Regions REIT		417,155
10,609	Gecina S.A. REIT		1,774,992
11,117	Ipsen S.A.		1,743,817
5,922	Klepierre REIT		222,984
27,319	Lagardere SCA		721,176
3,436	Metropole Television S.A.		68,720
25,752	Peugeot S.A.		588,106
20,592	Rubis SCA		1,286,258
4,251	Safran S.A.		516,427
19,002	SCOR SE		705,952
4,837	Societe BIC S.A.		448,407
8,374	Sodexo S.A.		837,113
15,870	Suez		205,765
8,914	Thales S.A.		1,148,473
24,998	TOTAL S.A.		1,523,823
493	Unibail-Rodamco-Westfield REIT*(1)		108,529
25,595	Unibail-Rodamco-Westfield CDI REIT*(1)		277,422
41,746	Worldline S.A.*(2)		2,364,892

			34,826,253

	Germany - 6.7%
10,694	Allianz SE		2,210,234
16,962	Aurubis AG		1,297,161
4,741	BASF SE		453,401
15,489	Carl Zeiss Meditec AG		1,057,021
5,847	CECONOMY AG		48,729
34,345	Covestro AG(2)		3,064,405
15,860	Delivery Hero AG*(2)		844,021
61,162	Deutsche Lufthansa AG		1,471,040
5,323	Deutsche Post AG		173,830
14,533	Deutsche Wohnen SE		702,476
6,633	DMG Mori AG		361,662
38,268	Evonik Industries AG		1,310,459
1,195	Fielmann AG		82,737
8,360	Fresenius Medical Care AG & Co. KGaA		843,131
14,314	Hannover Rueck SE		1,784,876
2,311	Hochtief AG		417,683
87,766	Innogy SE(2)		3,759,670
2,989	Krones AG		386,322
15,469	LEG Immobilien AG		1,681,103
2,576	MAN SE		291,588
17,359	Merck KGaA		1,694,769
12,239	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		2,587,141
52,412	Suedzucker AG		834,681
67,470	Talanx AG*		2,464,070
207,627	Telefonica Deutschland Holding AG		818,393
59,571	TUI AG		1,306,537
139,963	Uniper SE		4,173,590

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

33,560	Vonovia SE	$	1,597,099

			37,717,829

	Hong Kong - 5.1%
2,077,688	Champion REIT		1,379,749
1,730,500	Chinese Estates Holdings Ltd.		2,249,852
315,920	Chow Tai Fook Jewellery Group Ltd.		355,969
37,980	CLP Holdings Ltd.		409,066
336,233	Dairy Farm International Holdings Ltd.(1)		2,955,488
41,810	Hang Seng Bank Ltd.		1,045,590
547,109	HK Electric Investments & HK Electric Investments Ltd.(2)		521,624
227,484	Hongkong Land Holdings Ltd.		1,626,511
460,000	Hopewell Holdings Ltd.		1,571,357
7,726	Jardine Matheson Holdings Ltd.		487,511
17,485	Jardine Strategic Holdings Ltd.		637,853
390,500	Johnson Electric Holdings Ltd.		1,137,338
357,500	Kerry Properties Ltd.		1,711,071
1,890,000	Li & Fung Ltd.		693,803
292,188	Link REIT		2,668,460
3,036,575	PCCW Ltd.		1,710,757
56,000	Sun Hung Kai Properties Ltd.		845,127
21,500	Techtronic Industries Co., Ltd.		119,894
203,035	VTech Holdings Ltd.		2,343,373
2,206,292	WH Group Ltd.(2)		1,796,991
278,000	Wharf Holdings Ltd.		892,951
36,761	Wheelock & Co., Ltd.		256,071
352,611	Yue Yuen Industrial Holdings Ltd.		995,524

			28,411,930

	Hungary - 0.1%
14,693	Wizz Air Holdings plc*(2)		698,344

	Ireland - 1.3%
136,677	AIB Group plc		742,034
3,138	DCC plc		285,656
35,865	ICON plc*		4,753,189
12,219	Kerry Group plc Class A		1,278,260
8,353	Smurfit Kappa Group plc		338,414

			7,397,553

	Isle of Man - 0.2%
100,159	Playtech plc		995,729

	Israel - 2.3%
95,100	Bank Hapoalim BM		642,998
311,444	Bank Leumi Le-Israel BM		1,837,754
2,123,816	Bezeq The Israeli Telecommunication Corp. Ltd.		2,388,064
8,278	Elbit Systems Ltd.		970,823
671,094	Israel Discount Bank Ltd. Class A		1,956,147
151,581	Mizrahi Tefahot Bank Ltd.		2,781,466
20,108	Taro Pharmaceutical Industries Ltd.*		2,326,294

			12,903,546

	Italy - 1.5%
16,230	ACEA S.p.A.		241,415
7,205	Assicurazioni Generali S.p.A.		120,883
11,957	DiaSorin S.p.A.		1,363,931
9,816	Enel S.p.A.		54,518
329,405	Hera S.p.A.		1,026,874
44,891	Italgas S.p.A.		247,492
152,728	Poste Italiane S.p.A.(1)(2)		1,278,538
442,363	PRADA S.p.A.		2,046,763
43,025	Recordati S.p.A.		1,710,965
71,395	UnipolSai Assicurazioni S.p.A.(1)		157,754

			8,249,133

	Japan - 20.6%
2,505	ABC-Mart, Inc.		137,050
133,759	Aeon Co., Ltd.(1)		2,861,995

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

7,937	Aisin Seiki Co., Ltd.	$	361,864
39,082	Alfresa Holdings Corp.		919,141
36,841	ANA Holdings, Inc.		1,353,370
7,658	Aoyama Trading Co., Ltd.		255,808
41,588	Aozora Bank Ltd.		1,582,571
1,000	Asahi Group Holdings Ltd.		51,208
223,994	Asahi Kasei Corp.		2,847,321
116,865	Astellas Pharma, Inc.		1,782,016
17,000	Azbil Corp.		741,299
35,459	Bandai Namco Holdings, Inc.		1,462,986
23,287	Benesse Holdings, Inc.		826,235
55,997	Bic Camera, Inc.		863,981
40,593	Bridgestone Corp.		1,587,952
16,185	Brother Industries Ltd.		319,711
69,597	Canon Marketing Japan, Inc.		1,450,186
75,703	Canon, Inc.(1)		2,481,629
269,664	Citizen Watch Co., Ltd.		1,772,359
3,260	COMSYS Holdings Corp.		86,500
45,900	Cosmo Energy Holdings Co., Ltd.		1,611,980
34,137	Dai-ichi Life Holdings, Inc.		608,989
3,536	Daiichi Sankyo Co., Ltd.		135,260
6,200	Daiichikosho Co., Ltd.		299,463
8,016	Daito Trust Construction Co., Ltd.		1,303,373
118,217	Daiwa Securities Group, Inc.		686,580
5,500	Denka Co., Ltd.		183,474
14,600	FamilyMart UNY Holdings Co., Ltd.(1)		1,536,911
33,020	FUJIFILM Holdings Corp.		1,289,618
262,489	Fujitsu Ltd.		1,592,020
6,600	Furukawa Electric Co., Ltd.		230,894
475,808	GungHo Online Entertainment, Inc.(1)		1,211,374
6,793	Hikari Tsushin, Inc.		1,194,057
2,500	Hisamitsu Pharmaceutical Co., Inc.		211,032
22,107	Hitachi High-Technologies Corp.		902,123
184,368	Hitachi Ltd.		1,300,971
10,834	Hitachi Transport System Ltd.		277,587
5,200	Honda Motor Co., Ltd.		152,716
35,449	House Foods Group, Inc.		1,254,549
7,721	Hoya Corp.		439,079
36,919	Idemitsu Kosan Co., Ltd.		1,316,572
30,336	Ito En Ltd.		1,404,990
43,871	ITOCHU Corp.		795,116
134,002	Itochu Techno-Solutions Corp.		2,315,531
81,793	Japan Airlines Co., Ltd.		2,900,581
33,781	Japan Post Holdings Co., Ltd.		369,940
39,719	Japan Post Insurance Co., Ltd.(1)		816,863
310,638	JXTG Holdings, Inc.		2,160,009
160,348	K’s Holdings Corp.		1,666,235
2,000	Kagome Co., Ltd.		66,447
66,000	Kajima Corp.		511,245
2,049	Kaken Pharmaceutical Co., Ltd.		105,257
37,882	Kaneka Corp.		339,609
6,081	Kao Corp.		463,905
45,151	KDDI Corp.		1,235,523
42,800	Kinden Corp.		699,391
2,257	Kirin Holdings Co., Ltd.		60,376
151,388	Konica Minolta, Inc.		1,406,385
31,593	Kuraray Co., Ltd.		435,254
2,300	Kurita Water Industries Ltd.		65,616
104,400	Kyushu Railway Co.		3,195,197
15,322	Lawson, Inc.(1)		957,236
5,100	Marubeni Corp.		38,911
8,400	Matsumotokiyoshi Holdings Co., Ltd.		377,285
321,700	Mebuki Financial Group, Inc.		1,080,417
78,050	Medipal Holdings Corp.		1,569,949
816	MEIJI Holdings Co., Ltd.		68,807
48,900	Mitsubishi Chemical Holdings Corp.		409,424

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

12,092	Mitsubishi Gas Chemical Co., Inc.	$	274,012
79,427	Mitsubishi Tanabe Pharma Corp.		1,372,485
34,060	Mixi, Inc.		862,224
18,917	NEC Corp.		519,186
9,969	NH Foods Ltd.		402,756
22,494	Nichirei Corp.		572,275
16,775	Nihon Kohden Corp.		467,213
65,781	Nippo Corp.		1,199,635
43,868	Nippon Kayaku Co., Ltd.		490,701
44,353	Nippon Telegraph & Telephone Corp.		2,016,537
64,500	Nipro Corp.(1)		745,362
40,870	Nissan Motor Co., Ltd.		397,760
32,860	NTT Data Corp.		378,543
71,024	NTT DOCOMO, Inc.		1,809,825
69,800	Obayashi Corp.		726,578
46,000	Oji Holdings Corp.		285,307
53,851	Osaka Gas Co., Ltd.		1,114,553
27,738	Otsuka Corp.		1,088,084
3,004	Otsuka Holdings Co., Ltd.		145,474
24,267	Park24 Co., Ltd.		660,543
106,200	Recruit Holdings Co., Ltd.		2,939,640
73,066	Resona Holdings, Inc.		390,908
38,069	Ricoh Co., Ltd.		349,191
40,728	Rohto Pharmaceutical Co., Ltd.		1,307,164
24,568	Sawai Pharmaceutical Co., Ltd.(1)		1,117,887
28,808	Sega Sammy Holdings, Inc.		493,636
11,174	Seiko Epson Corp.		194,295
37,665	Sekisui Chemical Co., Ltd.		642,004
33,748	Sekisui House Ltd.		597,175
8,289	Seven & I Holdings Co., Ltd.		361,524
12,440	Shimamura Co., Ltd.		1,095,021
105,500	Showa Shell Sekiyu KK		1,574,428
145,258	Skylark Co., Ltd.(1)		2,149,396
21,000	Square Enix Holdings Co., Ltd.		1,031,373
2,493	Subaru Corp.		72,585
15,317	Sugi Holdings Co., Ltd.		886,399
47,000	Sumitomo Chemical Co., Ltd.		266,474
91,701	Sumitomo Dainippon Pharma Co., Ltd.		1,941,397
51,429	Sumitomo Forestry Co., Ltd.		778,643
34,589	Sumitomo Rubber Industries Ltd.(1)		549,602
2,107	Suntory Beverage & Food Ltd.		89,975
35,082	Suzuken Co., Ltd.		1,485,438
15,500	Taisei Corp.		855,008
21,944	Takeda Pharmaceutical Co., Ltd.(1)		926,773
7,500	Teijin Ltd.		137,589
2,611	Toho Gas Co., Ltd.		90,400
8,214	Tokyo Electron Ltd.		1,410,466
66,596	Tokyo Gas Co., Ltd.		1,767,937
6,519	Toyo Suisan Kaisha Ltd.		232,180
11,300	TS Tech Co., Ltd.		471,832
40,147	Tsumura & Co.		1,297,578
1,679	Tsuruha Holdings, Inc.		210,548
12,789	TV Asahi Holdings Corp.		280,916
56,572	Ube Industries Ltd.		1,470,417
6,191	Welcia Holdings Co., Ltd.(1)		329,210
10,549	West Japan Railway Co.		777,520
79,857	Yamada Denki Co., Ltd.(1)		397,248
49,480	Yamazaki Baking Co., Ltd.		1,295,463
4,035	Yokohama Rubber Co., Ltd.(1)		83,895
28,653	Zensho Holdings Co., Ltd.		727,675

			115,605,166

	Jersey - 0.0%
1,612	Randgold Resources Ltd.		123,864

	Luxembourg - 0.9%
101,050	Grand City Properties S.A.		2,623,897

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

1,530,951	L’Occitane International S.A.	$	2,525,095

			5,148,992

	Malta - 0.2%
68,395	Kindred Group plc SDR		862,392

	Netherlands - 3.3%
70,312	Aegon N.V.		421,629
10,008	Akzo Nobel N.V.		856,733
98,602	ASR Nederland N.V.		4,026,996
22,864	GrandVision N.V.(1)(2)		513,876
3,930	ING Groep N.V.		56,567
82,449	Koninklijke Ahold Delhaize N.V.(1)		1,973,880
12,933	Koninklijke DSM N.V.		1,300,406
82,946	NN Group N.V.		3,374,033
110,931	Philips Lighting N.V.(2)		2,881,765
64,035	Royal Dutch Shell plc Class A		2,222,616
15,750	Wolters Kluwer N.V.		887,449

			18,515,950

	New Zealand - 2.0%
1,448,045	Air New Zealand Ltd.		3,112,766
148,906	Fisher & Paykel Healthcare Corp. Ltd.		1,501,162
87,489	Fletcher Building Ltd.		411,679
391,837	Fonterra Co-operative Group Ltd.		1,443,195
44,315	Meridian Energy Ltd.		93,611
747,207	Spark New Zealand Ltd.*		1,888,092
543,396	Z Energy Ltd.(1)		2,785,050

			11,235,555

	Norway - 0.2%
70,674	Entra ASA(2)		964,241
64,063	Leroy Seafood Group ASA		431,362

			1,395,603

	Portugal - 0.1%
22,110	Jeronimo Martins SGPS S.A.		319,326

	Russia - 0.1%
61,283	Polymetal International plc		542,090

	Singapore - 2.8%
329,704	BOC Aviation Ltd.(2)		2,048,712
326,598	ComfortDelGro Corp. Ltd.		562,893
76,904	DBS Group Holdings Ltd.		1,500,855
1,334,834	Mapletree Greater China Commercial Trust REIT		1,116,033
511,433	Mapletree Industrial Trust REIT		723,921
244,882	Oversea-Chinese Banking Corp. Ltd.		2,090,522
247,611	SATS Ltd.		907,998
268,988	Singapore Airlines Ltd.		2,108,897
1,166,637	StarHub Ltd.(1)		1,420,328
99,553	United Overseas Bank Ltd.		1,953,823
87,700	Venture Corp. Ltd.		1,147,465

			15,581,447

	South Africa - 0.1%
27,332	Mondi plc		740,105

	Spain - 2.3%
12,251	Bolsas y Mercados Espanoles SHMSF S.A.(1)		404,507
42,771	Cia de Distribucion Integral Logista Holdings S.A.		1,106,611
30,708	Distribuidora Internacional de Alimentacion S.A.(1)		89,454
46,347	Ebro Foods S.A.(1)		1,081,708
80,536	Endesa S.A.(1)		1,776,694
533,725	Gestamp Automocion S.A.*(2)		4,003,744
1,806	Grupo Catalana Occidente S.A.		80,443
1,361,742	Prosegur Cash S.A.(2)		3,672,675
17,351	Red Electrica Corp. S.A.(1)		353,302
6,728	Viscofan S.A.		458,356

			13,027,494

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

	Sweden - 1.9%
172,600	Ahlsell AB(2)	$	1,019,663
108,763	Axfood AB		2,094,776
108,340	Dometic Group AB(2)		1,065,719
87,647	Essity AB Class B		2,167,171
11,006	Fabege AB		131,491
8,653	Hennes & Mauritz AB Class B(1)		129,128
21,615	ICA Gruppen AB(1)		663,720
537	Industrivarden AB Class A		10,883
5,996	Investor AB Classs B		244,572
15,706	L E Lundbergforetagen AB Class B		483,153
28,001	Loomis AB Class B		974,683
10,603	Nordea Bank AB		102,261
50,601	Swedbank AB Class A		1,084,873
7,910	Swedish Match AB		392,317

			10,564,410

	Switzerland - 7.4%
22,169	ABB Ltd.		484,706
544	Adecco Group AG		32,192
4,330	Allreal Holding AG*		704,260
21,402	Baloise Holding AG		3,110,236
2,654	Banque Cantonale Vaudoise		2,036,707
36,337	BKW AG		2,342,080
1	Chocoladefabriken Lindt & Spruengli AG		75,935
1,249	Emmi AG		1,062,898
817	EMS-Chemie Holding AG		523,713
10,784	Ferguson plc		875,611
213	Georg Fischer AG		272,645
387	Givaudan S.A.		877,712
2,841	Helvetia Holding AG		1,620,854
43,448	Idorsia Ltd.*		1,150,796
14,988	Kuehne + Nagel International AG		2,252,087
14,230	Nestle S.A.		1,102,057
6,732	Novartis AG		510,383
5,986	Panalpina Welttransport Holding AG(1)		813,848
21,350	Pargesa Holding S.A.		1,808,283
11,535	Roche Holding AG		2,562,107
10,303	SFS Group AG*		1,087,421
340	SGS S.A.		904,658
18,528	Sika AG		2,563,822
2,777	Sonova Holding AG		497,396
9,896	STMicroelectronics N.V.(1)		221,087
896	Straumann Holding AG		681,283
26,180	Sunrise Communications Group AG*(2)		2,130,363
11,801	Swiss Life Holding AG*		4,100,252
17,868	Swiss Re AG		1,542,160
99,351	UBS Group AG*		1,533,364
1,552	VAT Group AG*(2)		207,256
4,690	Vontobel Holding AG		339,841
5,544	Zurich Insurance Group AG		1,642,067

			41,670,080

	United Kingdom - 10.4%
37,511	Ashtead Group plc		1,125,679
42,287	AstraZeneca plc		2,932,720
31,647	Atlassian Corp. plc Class A*(1)		1,978,570
57,278	BAE Systems plc		489,119
307,495	Beazley plc		2,378,987
307,274	BP plc		2,346,040
106,913	Britvic plc		1,099,574
209,014	BT Group plc		601,021
112,956	BTG plc*		769,512
231,166	Centrica plc		481,143
25,612	Close Brothers Group plc		502,480
61,902	Coca-Cola European Partners plc		2,513,680
95,831	Compass Group plc		2,047,741

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

994,588	ConvaTec Group plc(2)	$	2,789,036
4,298	Croda International plc		272,486
165,064	CYBG plc(1)		692,132
3,103	Diageo plc		111,513
289,999	Direct Line Insurance Group plc		1,312,866
18,620	easyJet plc		411,275
54,594	Fiat Chrysler Automobiles N.V.*		1,041,150
82,791	GlaxoSmithKline plc		1,672,146
139,159	HSBC Holdings plc		1,305,732
90,325	IG Group Holdings plc		1,026,756
354,331	Kingfisher plc		1,389,383
272,552	Legal & General Group plc		957,166
154,507	Marks & Spencer Group plc(1)		601,968
19,350	Metro Bank plc*(1)		826,696
73,945	National Grid plc		818,496
16,983	Next plc		1,356,520
21,764	Pennon Group plc		228,262
463	Reckitt Benckiser Group plc		38,137
92,615	RELX N.V.		1,975,044
121,384	RELX plc		2,600,174
652,762	Rentokil Initial plc		3,023,227
22,897	Rio Tinto Ltd.		1,411,592
489,353	Royal Mail plc		3,265,230
34,812	Segro plc REIT		307,660
109,796	Smith & Nephew plc		2,026,516
58,483	SSE plc		1,046,225
21,431	SSP Group plc		179,471
153,518	Tate & Lyle plc		1,310,949
3,070	Unilever N.V.		171,280
37,048	Unilever plc		2,050,418
198,917	Vodafone Group plc		482,749
46,164	WH Smith plc		1,218,351
275,943	William Hill plc		1,105,328

			58,292,200

	United States - 0.9%
18,166	Carnival plc		1,042,570
87,582	International Game Technology plc		2,035,406
76,513	Valeant Pharmaceuticals International, Inc.*		1,779,845

			4,857,821

	Total Common Stocks (cost $562,130,776)	$	559,225,405

	Total Long-Term Investments (cost $562,130,776)	$	559,225,405

Short-Term Investments - 1.9%
	Securities Lending Collateral - 1.9%
10,771,218	State Street Navigator Securities Lending Government Money Market Portfolio, 1.93% (3)	$	10,771,218

	U.S. Treasury Bill - 0.0%
$65,000	U.S. Treasury Bill 1.89%, 09/06/2018(3)		64,776

	Total Short-Term Investments (cost $10,835,990)	$	10,835,994

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

Total Investments (cost $572,966,766)	101.6%	$	570,061,399
Other Assets and Liabilities	(1.6)%		(8,956,120)

Total Net Assets	100.0%	$	561,105,279

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $45,820,559, which represented 8.2% of total net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index Future	12	09/21/2018	$1,173,240	$(38,139)

Total futures contracts				$(38,139)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
REIT	Real Estate Investment Trust
CDI	Chess Depositary Interest

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$37,857,250	$37,857,250	$—	$—
Austria	1,756,358	1,756,358	—	—
Belgium	5,028,755	5,028,755	—	—
Bermuda	2,755,193	2,755,193	—	—
Canada	62,488,690	62,488,690	—	—
China	634,302	634,302	—	—
Denmark	15,041,127	15,041,127	—	—
Finland	3,980,918	3,980,918	—	—
France	34,826,253	34,826,253	—	—
Germany	37,717,829	37,717,829	—	—
Hong Kong	28,411,930	28,411,930	—	—
Hungary	698,344	698,344	—	—
Ireland	7,397,553	7,397,553	—	—
Isle of Man	995,729	995,729	—	—
Israel	12,903,546	12,903,546	—	—
Italy	8,249,133	8,249,133	—	—
Japan	115,605,166	115,605,166	—	—
Jersey	123,864	123,864	—	—
Luxembourg	5,148,992	5,148,992	—	—
Malta	862,392	862,392	—	—
Netherlands	18,515,950	18,515,950	—	—
New Zealand	11,235,555	11,235,555	—	—
Norway	1,395,603	1,395,603	—	—
Portugal	319,326	319,326	—	—
Russia	542,090	542,090	—	—
Singapore	15,581,447	15,581,447	—	—
South Africa	740,105	740,105	—	—
Spain	13,027,494	13,027,494	—	—
Sweden	10,564,410	10,564,410	—	—
Switzerland	41,670,080	41,670,080	—	—
United Kingdom	58,292,200	58,292,200	—	—
United States	4,857,821	4,857,821	—	—
Short-Term Investments	10,835,994	10,771,218	64,776	—

Total	$570,061,399	$569,996,623	$64,776	$—

Liabilities
Futures Contracts(2)	$(38,139)	$(38,139)	$—	$—

Total	$(38,139)	$(38,139)	$—	$—

(1) For the period ended June 30, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Emerging Markets ETF
Schedule of Investments June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 96.7%
	Brazil - 1.9%
31,858	Ambev S.A.	$	148,882
10,749	B3 S.A. - Brasil Bolsa Balcao		57,134
40,456	Banco do Brasil S.A.		301,259
3,228	BB Seguridade Participacoes S.A.		20,522
10,647	CCR S.A.		28,005
20,603	Cielo S.A.		88,465
35,479	Embraer S.A.		223,715
23,099	Kroton Educacional S.A.		55,956
6,037	Lojas Renner S.A.		46,085
6,556	Ultrapar Participacoes S.A.		78,299
11,718	Vale S.A.		151,036

			1,199,358

	Chile - 4.3%
633,675	Aguas Andinas S.A. Class A		347,213
838,451	Banco de Chile		129,661
7,526	Banco de Credito e Inversiones		502,554
1,308,113	Banco Santander Chile		103,014
116,999	Cencosud S.A.		289,368
9,165	Cia Cervecerias Unidas S.A.		115,095
90,549	Colbun S.A.		18,775
4,898	Empresa Nacional de Telecomunicaciones S.A.		45,527
16,979	Empresas COPEC S.A.		262,048
3,694,272	Enel Chile S.A.		365,940
1,270,693	Enersis Americas S.A.		223,849
8,332	Latam Airlines Group S.A.		82,959
28,010	SACI Falabella		257,872

			2,743,875

	China - 8.9%
32,500	Anhui Conch Cement Co., Ltd. Class H		186,414
3,915	Autohome, Inc. ADR		395,415
325	Baidu, Inc. ADR*		78,975
1,055,000	Bank of China Ltd. Class H		523,099
424,000	China Construction Bank Corp. Class H		391,819
166,000	China Everbright Bank Co., Ltd. Class H		71,305
62,000	China Evergrande Group*		158,053
63,000	China Merchants Bank Co., Ltd. Class H		232,472
992,000	China Telecom Corp. Ltd. Class H		464,045
13,400	China Vanke Co., Ltd. Class H		46,884
120,000	CNOOC Ltd.		207,101
90,000	CSPC Pharmaceutical Group Ltd.		271,877
153,000	Dali Foods Group Co. Ltd.(1)		117,986
7,000	Geely Automobile Holdings Ltd.		18,157
7,100	Huazhu Group Ltd. ADR		298,129
546,000	Lenovo Group Ltd.		295,777
178,000	Logan Property Holdings Co., Ltd.		240,950
3,999	Momo, Inc. ADR*		173,956
572	NetEase, Inc. ADR		144,527
270,000	PICC Property & Casualty Co., Ltd. Class H		291,494
44,000	Ping An Insurance Group Co. of China Ltd. Class H		404,923
108,872	Semiconductor Manufacturing International Corp.*		141,546
424	SINA Corp.*		35,909
91,600	Sinopharm Group Co., Ltd. Class H		368,364
1,400	Tencent Holdings Ltd.		70,273

			5,629,450

	Colombia - 2.4%
89,252	Almacenes Exito S.A.		492,301
3,237	Corp. Financiera Colombiana S.A.*		27,972
17,380	Grupo Argos S.A.		117,524
8,021	Grupo de Inversiones Suramericana S.A.		102,687
27,589	Grupo Nutresa S.A.		253,628

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

108,693	Interconexion Electrica S.A. ESP	$	536,620

			1,530,732

	Hong Kong - 1.0%
56,100	China Resources Land Ltd.		189,134
286,500	Sino Biopharmaceutical Ltd.		439,677

			628,811

	India - 6.8%
11,837	Axis Bank Ltd. GDR		441,520
17,072	Dr. Reddy’s Laboratories Ltd. ADR(2)		549,718
5,116	HDFC Bank Ltd. ADR		537,282
78,295	ICICI Bank Ltd. ADR		628,709
41,213	Infosys Ltd. ADR(2)		800,769
21,050	Reliance Industries Ltd. GDR(1)		591,505
10,851	State Bank of India GDR		406,913
20,228	Tata Motors Ltd. ADR*(2)		395,457

			4,351,873

	Indonesia - 6.5%
1,260,700	Adaro Energy Tbk PT		157,478
515,200	Astra International Tbk PT		237,287
164,700	Bank Central Asia Tbk PT		246,820
906,500	Bank Mandiri Persero Tbk PT		433,323
906,800	Bank Negara Indonesia Persero Tbk PT		446,123
2,036,500	Bank Rakyat Indonesia Persero Tbk PT		403,605
1,469,500	Barito Pacific Tbk PT		203,043
556,500	Bumi Serpong Damai Tbk PT		60,776
167,000	Chandra Asri Petrochemical Tbk PT		65,262
17,200	Gudang Garam Tbk PT		80,719
74,400	Indah Kiat Pulp & Paper Corp. Tbk PT		96,569
188,400	Indocement Tunggal Prakarsa Tbk PT		179,460
266,900	Indofood Sukses Makmur Tbk PT		123,858
1,085,700	Kalbe Farma Tbk PT		92,432
69,500	Matahari Department Store Tbk PT		42,680
1,458,000	Perusahaan Gas Negara Persero Tbk PT		202,980
376,000	Semen Indonesia Persero Tbk PT		186,950
400,200	Surya Citra Media Tbk PT		57,531
1,635,700	Telekomunikasi Indonesia Persero Tbk PT		428,044
161,800	United Tractors Tbk PT		356,796

			4,101,736

	Malaysia - 7.3%
182,400	AirAsia Group Bhd		135,011
252,600	AMMB Holdings Bhd		234,497
185,600	Axiata Group Bhd		174,596
23,700	British American Tobacco Malaysia Bhd		204,056
268,800	CIMB Group Holdings Bhd		362,659
191,600	DiGi.Com Bhd		196,841
22,100	Fraser & Neave Holdings Bhd		213,477
11,000	Genting Bhd		22,901
164,400	Genting Malaysia Bhd		198,607
32,688	Hong Leong Bank Bhd		147,276
234,600	IJM Corp. Bhd		103,957
30,200	Inari Amertron Bhd		16,896
102,400	IOI Corp. Bhd		115,087
8,000	Kuala Lumpur Kepong Bhd		47,848
259,400	Malayan Banking Bhd		577,943
121,600	Maxis Bhd		164,361
75,700	MISC Bhd		110,940
186,000	Petronas Chemicals Group Bhd		387,241
80,200	Public Bank Bhd		463,788
252,000	SP Setia Group Bhd		193,390
91,100	Telekom Malaysia Bhd		70,138
121,800	Tenaga Nasional Bhd		441,429

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

250,158	YTL Corp. Bhd	$	69,979

			4,652,918

	Mexico - 4.2%
101,511	Alfa S.A.B. de C.V. Class A		119,092
560,372	America Movil S.A.B. de C.V. Class L		472,684
88,175	Coca-Cola Femsa S.A.B. de C.V. Class L		502,563
20,728	Fomento Economico Mexicano S.A.B. de C.V.		184,061
57,656	Grupo Bimbo S.A.B. de C.V. Class A		113,548
1,128	Grupo Elektra S.A.B. de C.V.(2)		31,058
43,445	Grupo Financiero Banorte S.A.B. de C.V. Class O		258,118
44,406	Grupo Mexico S.A.B. de C.V. Class B		127,170
104,158	Kimberly-Clark de Mexico S.A.B. de C.V. Class A		177,891
23,798	Mexichem S.A.B. de C.V.		69,472
27,900	Organizacion Soriana S.A.B. de C.V. Class B*		49,737
203,237	Wal-Mart de Mexico S.A.B. de C.V.		542,014

			2,647,408

	Philippines - 5.3%
265,950	Aboitiz Equity Ventures, Inc.		271,594
14,105	Ayala Corp.		243,155
183,400	Ayala Land, Inc.		130,245
210,330	BDO Unibank, Inc.		494,616
2,042,700	Energy Development Corp.*		200,184
8,355	GT Capital Holdings, Inc.		142,466
169,610	JG Summit Holdings, Inc.		158,908
36,260	Jollibee Foods Corp.		178,693
2,263,200	Metro Pacific Investments Corp.		195,076
7,150	PLDT, Inc.		172,830
304,960	Puregold Price Club, Inc.		266,288
230,400	Robinsons Retail Holdings, Inc.		343,220
593,640	Semirara Mining & Power Corp.		337,046
169,500	SM Prime Holdings, Inc.		114,180
59,430	Universal Robina Corp.		134,746

			3,383,247

	Poland - 5.7%
11,197	Alior Bank S.A.*		200,077
19,489	Asseco Poland S.A.		208,427
130,054	Bank Millennium S.A.*		278,592
8,273	Bank Polska Kasa Opieki S.A.		249,696
2,066	Bank Zachodni WBK S.A.		184,088
6,592	CD Projekt S.A.		284,883
2,708	Cyfrowy Polsat S.A.		16,737
22,414	Grupa Lotos S.A.		340,764
1,838	ING Bank Slaski S.A.		87,876
19	LPP S.A.		43,060
247	mBank S.A.		26,376
72,688	Orange Polska S.A.*		90,085
39,393	PGE Polska Grupa Energetyczna S.A.*		98,273
20,457	Polski Koncern Naftowy ORLEN S.A.		459,305
152,689	Polskie Gornictwo Naftowe i Gazownictwo S.A.		232,870
31,439	Powszechna Kasa Oszczednosci Bank Polski S.A.*		310,616
31,551	Powszechny Zaklad Ubezpieczen S.A.		328,492
305,000	Tauron Polska Energia S.A.*		186,554

			3,626,771

	Russia - 3.1%
62,742	Gazprom PJSC ADR		276,128
6,071	LUKOIL PJSC ADR		415,135
9,702	Magnit PJSC GDR		174,636
13,885	MMC Norilsk Nickel PJSC ADR		249,236
671	Novatek PJSC GDR		99,509
18,535	Sberbank of Russia PJSC ADR		267,553
47,418	Surgutneftegas PJSC ADR		211,389

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

4,151	Tatneft PJSC ADR	$	262,592

			1,956,178

	South Africa - 5.3%
2,805	AngloGold Ashanti Ltd.		22,946
2,573	Aspen Pharmacare Holdings Ltd.		48,474
25,280	Barclays Africa Group Ltd.		295,088
17,107	Bidvest Group Ltd.		245,891
56,892	FirstRand Ltd.		265,195
7,945	Mr. Price Group Ltd.(2)		131,154
24,309	MTN Group Ltd.		191,368
15,103	Nedbank Group Ltd.		275,014
215,724	Redefine Properties Ltd. REIT		165,103
19,678	RMB Holdings Ltd.		108,811
35,178	Sanlam Ltd.		179,839
40,638	Sappi Ltd.		271,291
8,036	Sasol Ltd.		294,828
9,173	Shoprite Holdings Ltd.		147,645
24,819	Standard Bank Group Ltd.		347,434
5,622	Tiger Brands Ltd.(2)		135,933
10,467	Vodacom Group Ltd.		93,771
34,117	Woolworths Holdings Ltd.		138,024

			3,357,809

	South Korea - 10.1%
252	AmorePacific Group		27,925
2,762	BNK Financial Group, Inc.		23,172
422	CJ Corp.		53,768
1,911	Coway Co., Ltd.		148,490
3,130	DB Insurance Co., Ltd.		165,698
111	E-Mart, Inc.		25,347
3,844	Hana Financial Group, Inc.		147,793
2,684	Hankook Tire Co., Ltd.		101,388
3,620	Hyundai Engineering & Construction Co., Ltd.		186,765
635	Hyundai Glovis Co., Ltd.		65,808
725	Hyundai Mobis Co., Ltd.		137,909
1,066	Hyundai Motor Co.		120,039
10,467	Industrial Bank of Korea		144,632
928	Kangwon Land, Inc.		21,774
1,700	KB Financial Group, Inc.		80,538
10,391	Kia Motors Corp.		287,629
4,235	Korea Electric Power Corp.		121,597
225	Korea Zinc Co., Ltd.		77,927
2,015	KT&G Corp.		193,454
983	LG Chem Ltd.		294,150
2,113	LG Corp.		136,696
8,774	LG Display Co., Ltd.		144,068
4,300	LG Electronics, Inc.		320,233
123	LG Household & Health Care Ltd.		154,067
31,410	LG Uplus Corp.		394,563
328	Lotte Chemical Corp.		102,417
87	NAVER Corp.		59,561
155	NCSoft Corp.		51,597
617	POSCO		182,138
164	S-Oil Corp.		16,113
14,484	Samsung Electronics Co., Ltd.		606,262
567	Samsung Fire & Marine Insurance Co., Ltd.		134,310
1,538	Samsung Life Insurance Co., Ltd.		135,791
3,507	Shinhan Financial Group Co., Ltd.		136,252
1,940	SK Holdings Co., Ltd.		450,839
5,289	SK Hynix, Inc.		406,700
749	SK Innovation Co., Ltd.		135,754
951	SK Telecom Co., Ltd.		198,818
15,764	Woori Bank		230,555

			6,422,537

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

	Taiwan - 10.8%
24,000	Asustek Computer, Inc.	$	219,230
451,000	AU Optronics Corp.		190,823
9,000	Catcher Technology Co., Ltd.		100,661
114,000	Cathay Financial Holding Co., Ltd.		201,164
8,080	Chailease Holding Co., Ltd.		26,502
119,004	Chang Hwa Commercial Bank Ltd.		69,087
43,000	Cheng Shin Rubber Industry Co., Ltd.		64,665
40,230	Chicony Electronics Co., Ltd.		90,651
202,000	China Development Financial Holding Corp.		73,874
252,636	China Life Insurance Co., Ltd.		265,989
36,000	China Steel Corp.		27,984
34,000	Chunghwa Telecom Co., Ltd.		122,669
190,000	Compal Electronics, Inc.		119,652
216,628	CTBC Financial Holding Co., Ltd.		155,960
9,105	Delta Electronics, Inc.		32,701
99,418	E.Sun Financial Holding Co., Ltd.		69,293
66,540	Far Eastern New Century Corp.		63,073
69,000	Far EasTone Telecommunications Co., Ltd.		178,336
318,091	First Financial Holding Co., Ltd.		214,923
37,301	Foxconn Technology Co., Ltd.		91,269
77,000	Fubon Financial Holding Co., Ltd.		129,055
6,000	Giant Manufacturing Co., Ltd.		25,387
131,030	Hon Hai Precision Industry Co., Ltd.		357,567
3,000	Hotai Motor Co., Ltd.		26,420
249,452	Hua Nan Financial Holdings Co., Ltd.		145,228
812,000	Innolux Corp.		291,631
239,000	Inventec Corp.		187,745
133,245	Lite-On Technology Corp.		161,265
10,000	MediaTek, Inc.		98,398
127,273	Mega Financial Holding Co., Ltd.		112,293
15,000	Nan Ya Plastics Corp.		42,901
28,000	Novatek Microelectronics Corp.		126,277
79,000	Pegatron Corp.		162,464
152,000	Pou Chen Corp.		176,486
15,000	President Chain Store Corp.		169,982
22,000	Quanta Computer, Inc.		38,605
155,000	Radiant Opto-Electronics Corp.		310,117
97,480	Shanghai Commercial & Savings Bank Ltd.		116,381
900,489	Shin Kong Financial Holding Co., Ltd.		347,041
187,091	SinoPac Financial Holdings Co., Ltd.		67,501
38,600	Synnex Technology International Corp.		58,238
34,000	Taiwan Cement Corp.		47,228
99,151	Taiwan Cooperative Financial Holding Co., Ltd.		58,050
36,000	Taiwan Mobile Co., Ltd.		130,475
53,000	Taiwan Semiconductor Manufacturing Co., Ltd.		376,355
91,000	Teco Electric and Machinery Co., Ltd.		68,350
53,800	Uni-President Enterprises Corp.		136,580
260,000	United Microelectronics Corp.		144,546
53,000	Vanguard International Semiconductor Corp.		121,338
95,871	Wistron Corp.		71,223
57,000	WPG Holdings Ltd.		80,765
214,757	Yuanta Financial Holding Co., Ltd.		97,910

			6,862,308

	Thailand - 8.3%
58,458	Advanced Info Service plc NVDR		326,433
212,200	Bangkok Dusit Medical Services plc NVDR		160,127
9,500	Bangkok Life Assurance plc NVDR		8,818
73,867	Banpu plc NVDR		43,477
31,700	Bumrungrad Hospital plc NVDR		159,313
13,300	Central Pattana plc NVDR		28,001
208,800	Charoen Pokphand Foods plc NVDR		152,519
39,900	CP ALL plc NVDR		88,519
67,200	Delta Electronics Thailand plc NVDR		118,660
7,900	Glow Energy plc NVDR		22,594

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

63,800	Indorama Ventures plc NVDR	$	105,435
710,700	IRPC plc NVDR		124,421
73,100	Kasikornbank plc NVDR		428,053
776,400	Krung Thai Bank plc NVDR		391,364
606,900	Land & Houses plc NVDR		207,002
46,160	Minor International plc NVDR		45,282
6,800	MK Restaurants Group plc NVDR		15,086
312,000	Pruksa Holding plc NVDR		178,932
67,300	PTT Exploration & Production plc NVDR		285,411
158,100	PTT Global Chemical plc NVDR		348,364
328,400	PTT plc NVDR		475,798
112,300	Ratchaburi Electricity Generating Holding plc NVDR		173,721
93,900	Siam Commercial Bank plc NVDR		335,863
411,500	Thai Beverage plc(2)		217,294
102,600	Thai Oil plc NVDR		240,783
240,700	Thai Union Group plc NVDR		114,792
3,798,300	TMB Bank plc NVDR		263,691
168,600	Total Access Communication plc NVDR		187,022

			5,246,775

	Turkey - 4.3%
60,861	Akbank TAS		99,903
31,226	Arcelik AS		103,946
9,684	BIM Birlesik Magazalar AS		141,945
630,771	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT		279,504
132,133	Enka Insaat ve Sanayi AS		134,694
139,265	Eregli Demir ve Celik Fabrikalari T.A.S.		310,072
39,612	Haci Omer Sabanci Holding AS		76,350
54,412	KOC Holding AS		168,894
131,860	Petkim Petrokimya Holding AS		139,309
7,412	Tofas Turk Otomobil Fabrikasi AS		38,927
8,913	Tupras Turkiye Petrol Rafinerileri AS		210,121
79,746	Turk Hava Yollari AO*		235,694
61,576	Turkcell Iletisim Hizmetleri AS		163,577
75,608	Turkiye Garanti Bankasi AS		138,303
69,443	Turkiye Halk Bankasi AS		112,171
94,493	Turkiye Is Bankasi AS		117,570
65,576	Turkiye Sise ve Cam Fabrikalari AS		60,549
190,515	Turkiye Vakiflar Bankasi TAO		204,189

			2,735,718

	United States - 0.5%
7,994	Yum China Holdings, Inc.		307,449

	Total Common Stocks (cost $61,606,382)	$	61,384,953

Preferred Stocks - 2.9%
	Brazil - 1.6%
32,159	Banco Bradesco S.A.	$	224,847
40,642	Itau Unibanco Holding S.A.		426,132
66,148	Itausa - Investimentos Itau S.A.		157,831
41,704	Petroleo Brasileiro S.A.		186,331
4,612	Telefonica Brasil S.A.		54,830

			1,049,971

	Chile - 0.1%
9,043	Embotelladora Andina S.A. Class B		35,189
431	Sociedad Quimica y Minera de Chile S.A. Class B		20,812

			56,001

	Colombia - 1.2%
45,005	Banco Davivienda S.A., 3.17%		566,970
16,236	Bancolombia S.A., 3.18%		197,464

			764,434

	Total Preferred Stocks (cost $1,730,973)	$	1,870,406

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

	Total Long-Term Investments (cost $63,337,355)		$	63,255,359

Short-Term Investments - 0.4%
	Securities Lending Collateral - 0.4%
223,958	State Street Navigator Securities Lending Government Money Market Portfolio, 1.93% (3)		$	223,958

	U.S. Treasury - 0.0%
	U.S. Treasury Bill
$10,000	1.89%, 09/06/2018(3)		$	9,966
	U.S. Treasury Bills
5,000	1.84%, 09/06/2018(3)			4,983

				14,949

	Total Short-Term Investments (cost $238,906)		$	238,907

	Total Investments (cost $63,576,261)	100.0%	$	63,494,266
	Other Assets and Liabilities	0.0%		(31,282)

	Total Net Assets	100.0%	$	63,462,984

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $709,491, which represented 1.1% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(3)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	4	09/21/2018	$212,660	$(8,510)

Total futures contracts				$(8,510)

Foreign Currency Contracts Outstanding at June 30, 2018

Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
12,362 USD	97,001	HKD	SSG	07/05/18	$ —		$(2)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
HKD	Hong Kong Dollar

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$1,199,358	$1,199,358	$—	$—
Chile	2,743,875	2,743,875	—	—
China	5,629,450	5,629,450	—	—
Colombia	1,530,732	1,530,732	—	—
Hong Kong	628,811	628,811	—	—
India	4,351,873	4,351,873	—	—
Indonesia	4,101,736	4,101,736	—	—
Malaysia	4,652,918	4,652,918	—	—
Mexico	2,647,408	2,647,408	—	—
Philippines	3,383,247	3,383,247	—	—
Poland	3,626,771	3,626,771	—	—
Russia	1,956,178	1,956,178	—	—
South Africa	3,357,809	3,357,809	—	—
South Korea	6,422,537	6,422,537	—	—
Taiwan	6,862,308	6,717,762	—	144,546
Thailand	5,246,775	5,246,775	—	—
Turkey	2,735,718	2,735,718	—	—
United States	307,449	307,449	—	—
Preferred Stocks	1,870,406	1,870,406	—	—
Short-Term Investments	238,907	223,958	14,949	—

Total	$63,494,266	$63,334,771	$14,949	$144,546

Liabilities
Foreign Currency Contracts(2)	$(2)	$—	$(2)	$—
Futures Contracts(2)	(8,510)	(8,510)	—	—

Total	$(8,512)	$(8,510)	$(2)	$—

(1)

For the period ended June 30, 2018 there were no transfers between Level 1 and Level 2. Investments valued at $66,447 were Transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized Appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Multifactor Global Small Cap ETF
Schedule of Investments June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 98.6%
	Australia - 5.0%
36,731	Abacus Property Group(1)	$	102,313
63,906	Australian Pharmaceutical Industries Ltd.(1)		80,269
11,059	Automotive Holdings Group Ltd.(1)		23,287
4,270	BWP Trust REIT(1)		10,253
11,662	Charter Hall Retail REIT(1)		36,103
60,455	Cromwell Property Group REIT		50,027
26,748	CSR Ltd.(1)		90,711
15,870	Downer EDI Ltd.		79,499
11,053	Elders Ltd.(1)		69,089
27,881	Genworth Mortgage Insurance Australia Ltd.(1)		52,942
16,306	Investa Office Fund		63,010
2,889	JB Hi-Fi Ltd.(1)		48,070
17,113	Metcash Ltd.(1)		33,001
8,204	Mineral Resources Ltd.		97,045
1,007	Monadelphous Group Ltd.		11,205
8,349	New Hope Corp. Ltd.		18,444
3,482	Northern Star Resources Ltd.		18,678
17,352	Regis Resources Ltd.		65,641
1,670	Sandfire Resources NL(1)		11,302
4,682	Shopping Centres Australasia Property Group REIT(1)		8,475
34,878	St. Barbara Ltd.		124,467

			1,093,831

	Belgium - 0.5%
23,106	AGFA-Gevaert N.V.*		97,119
258	Tessenderlo Chemie N.V.*		10,061

			107,180

	Bermuda - 0.6%
961	Argo Group International Holdings Ltd.		55,882
1,386	DHT Holdings, Inc.		6,500
349	Enstar Group Ltd.*		72,348

			134,730

	Brazil - 1.1%
4,000	Cia de Gas de Sao Paulo - COMGAS Class A		61,673
2,900	Cia de Transmissao de Energia Eletrica Paulista		43,718
1,800	Cia Ferro Ligas da Bahia - FERBASA		8,515
538	Cia Hering		1,993
9,233	EDP - Energias do Brasil S.A.		33,285
1,752	Grendene S.A.		3,607
21,365	MRV Engenharia e Participacoes S.A.		66,859
4,184	Odontoprev S.A.		14,213

			233,863

	Canada - 5.4%
1,823	Aecon Group, Inc.		21,425
3,080	BRP, Inc.		148,398
2,156	Canfor Corp.*		51,857
7,080	Cascades, Inc.		63,348
1,879	Celestica, Inc.*		22,326
1,740	Colliers International Group, Inc.		132,301
1,457	Domtar Corp.		69,557
455	FirstService Corp.		34,585
6,144	Intertape Polymer Group, Inc.(1)		84,399
2,149	Just Energy Group, Inc.(1)		7,744
3,289	Killam Apartment Real Estate Investment Trust REIT		37,454
6,635	Mercer International, Inc.		116,112
2,281	NFI Group, Inc.(1)		85,036
2,839	North West Co., Inc.(1)		63,278
476	Parkland Fuel Corp.		11,688
2,443	Spin Master Corp.*(2)		108,254
4,912	Transcontinental, Inc. Class A		114,002
613	Uni-Select, Inc.(1)		9,744

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

10,525	Western Forest Products, Inc.	$	21,443

			1,202,951

	China - 9.9%
48,022	BAIC Motor Corp. Ltd. Class H(2)		45,907
124,435	Chaowei Power Holdings Ltd.		63,443
46,753	China BlueChemical Ltd. Class H		17,222
8,000	China Eastern Airlines Corp. Ltd. Class H		5,415
21,531	China Lesso Group Holdings Ltd.		13,667
29,025	China Oriental Group Co., Ltd.		20,459
97,000	China SCE Property Holdings Ltd.		45,994
97,122	CSC Financial Co., Ltd. Class H(2)		69,077
40,356	Dongfeng Motor Group Co., Ltd. Class H		42,694
40,000	Dongyue Group Ltd.		33,650
76,242	Great Wall Motor Co., Ltd. Class H		58,308
78,459	Guangshen Railway Co., Ltd. H Shares		44,203
45,966	Guangzhou R&F Properties Co., Ltd. Class H		92,806
94,000	Hisense Kelon Electrical Holdings Co., Ltd. Class H		95,972
55,100	JNBY Design Ltd.		126,277
6,000	KWG Property Holding Ltd.		7,541
31,000	Legend Holdings Corp. Class H(2)		94,437
147,646	Metallurgical Corp. of China Ltd. Class H		43,661
38,000	Powerlong Real Estate Holdings Ltd.		20,488
97,614	Red Star Macalline Group Corp. Ltd. Class H(2)		131,638
132,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H		93,379
91,082	Shenzhen Expressway Co., Ltd. Class H		89,393
6,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H		3,656
58,215	Sinotrans Ltd. Class H		30,720
112,219	Tianneng Power International Ltd.		174,791
86,303	Times China Holdings, Ltd.		128,044
34,402	TravelSky Technology Ltd. Class H		100,196
102,706	Weichai Power Co., Ltd. Class H		141,646
6,885	Xingda International Holdings Ltd.		2,018
166,314	Xtep International Holdings Ltd.		113,837
50,000	Yadea Group Holdings Ltd.(2)		18,546
27,137	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H*(2)		109,994
167,705	Yuzhou Properties Co., Ltd.		98,544

			2,177,623

	Denmark - 0.8%
1,303	Bakkafrost P/F		72,293
163	DFDS A/S		10,406
7,911	Spar Nord Bank A/S		84,670

			167,369

	Finland - 0.1%
1,269	Finnair Oyj		13,727

	France - 0.7%
1,697	Gaztransport Et Technigaz S.A.		104,020
186	Groupe Fnac S.A.*		17,688
1,258	Neopost S.A.		33,811

			155,519

	Georgia - 0.2%
2,200	Bank of Georgia Group plc		54,751

	Germany - 0.2%
248	Cewe Stiftung & Co. KGaA		22,932
7,104	Heidelberger Druckmaschinen AG*		19,525

			42,457

	Hong Kong - 1.0%
180,000	Get Nice Financial Group Ltd.		23,861
622,000	Global Brands Group Holding Ltd.*		37,262
20,000	Huabao International Holdings Ltd.		12,797
10,000	K Wah International Holdings Ltd.		5,761
34,000	Road King Infrastructure Ltd.		59,459
51,120	Shenzhen Investment Ltd.		18,636

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

30,500	SmarTone Telecommunications Holdings Ltd.	$	31,490
46,515	Yuexiu Real Estate Investment Trust		31,245

			220,511

	Ireland - 0.1%
11,821	Green REIT plc REIT		20,426

	Israel - 1.7%
5,900	ADO Group Ltd.*		118,063
69,672	Oil Refineries Ltd.		29,254
524	Paz Oil Co., Ltd.		68,697
6,362	Phoenix Holdings Ltd.		33,195
3,674	Plus500 Ltd.		78,337
1,943	Tower Semiconductor Ltd.*		43,026

			370,572

	Italy - 1.2%
11,149	Banca Farmafactoring S.p.A.(2)		65,345
156	Banca IFIS S.p.A		4,696
683	El.En. S.p.A.		22,328
2,150	Enav S.p.A.(2)		10,784
69,937	Juventus Football Club S.p.A.*(1)		53,974
44,033	Saras S.p.A		106,729

			263,856

	Japan - 12.8%
115	Adastria Co., Ltd.		1,459
567	Alpine Electronics, Inc.(1)		11,702
2,581	Amano Corp.		61,003
1,532	AOKI Holdings, Inc.		22,351
2,405	Arcs Co., Ltd.		65,572
500	Canon Electronics, Inc.		10,075
3,176	CKD Corp.		52,243
257	Cocokara fine, Inc.		15,801
356	Daishi Bank Ltd.		14,158
1,100	Daiwabo Holdings Co., Ltd.		58,592
3,349	Doutor Nichires Holdings Co., Ltd.		66,517
1,800	DTS Corp.		66,871
1,658	Dydo Group Holdings, Inc.		98,493
100	Enplas Corp.		2,790
757	Foster Electric Co., Ltd.		10,873
3,967	Fuji Corp.		71,128
600	Fujitsu General Ltd.		9,393
6,021	Geo Holdings Corp.		80,776
1,767	Heiwado Co., Ltd.		44,029
3,868	Hitachi Maxell Ltd.		65,162
2,147	Inaba Denki Sangyo Co., Ltd.		87,807
5,400	Itochu Enex Co., Ltd.		52,701
300	JCU Corp.		6,980
4,500	Kaga Electronics Co., Ltd.		106,888
421	Kanematsu Corp.		6,085
2,100	KH Neochem Co., Ltd.		63,608
1,968	Kokuyo Co., Ltd.		34,948
2,981	KYORIN Holdings, Inc.		61,899
1,769	Kyowa Exeo Corp.		46,459
1,637	Kyudenko Corp.		79,068
4,200	Leopalace21 Corp.		23,016
2,478	Maeda Road Construction Co., Ltd.		47,137
6,600	Marvelous, Inc.		54,402
6,982	MCJ Co., Ltd.		53,390
699	Megmilk Snow Brand Co., Ltd.		18,648
5,160	Ministop Co., Ltd.		104,118
3,323	Mirait Holdings Corp.		51,481
441	Mochida Pharmaceutical Co., Ltd.		32,130
2,569	NEC Networks & System Integration Corp.		57,821
7,929	NET One Systems Co., Ltd.		136,367
1,745	Nichiha Corp.		66,010
973	Nihon Unisys Ltd.		24,456

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

461	Nojima Corp.	$	10,251
2,460	Noritz Corp.		40,088
2,200	Oki Electric Industry Co., Ltd.		24,629
1,069	PAL GROUP Holdings Co., Ltd.		25,276
1,361	Paramount Bed Holdings Co., Ltd.		58,364
4,478	Plenus Co., Ltd.(1)		73,417
1,000	Prima Meat Packers Ltd.		5,787
200	Shindengen Electric Manufacturing Co., Ltd.		9,570
1,800	Solasto Corp.		20,102
739	St Marc Holdings Co., Ltd.		18,241
3,169	Sumitomo Bakelite Co., Ltd.		30,556
4,019	T-Gaia Corp.		102,684
374	Taikisha Ltd.		11,362
3,408	Takuma Co., Ltd.		41,537
713	Toho Holdings Co., Ltd.(1)		17,399
718	Token Corp.		63,396
200	Tokyo Seimitsu Co., Ltd.		6,618
3,230	Toppan Forms Co., Ltd.		32,689
100	Towa Pharmaceutical Co., Ltd.		5,354
10,100	Toyo Construction Co., Ltd.		44,862
296	Unipres Corp.		5,802
1,628	Valor Holdings Co., Ltd.		37,141
1,600	Wakita & Co., Ltd.		16,785
4,100	Yamazen Corp.		39,199
1,300	Yuasa Trading Co., Ltd.		41,489

			2,827,005

	Luxembourg - 0.1%
1,101	Altisource Portfolio Solutions S.A.*(1)		32,116

	Netherlands - 0.7%
988	BE Semiconductor Industries N.V.		26,739
178	Cimpress N.V.*(1)		25,803
3,101	ForFarmers N.V.		40,333
6,895	PostNL N.V.		25,882
562	TKH Group N.V.		35,695

			154,452

	New Zealand - 0.4%
26,065	Chorus Ltd.		73,766
17,775	Kiwi Property Group Ltd.		16,186

			89,952

	Portugal - 0.0%
409	REN - Redes Energeticas Nacionais SGPS S.A.		1,146

	Puerto Rico - 0.8%
4,300	Triple-S Management Corp. Class B*		167,958

	Singapore - 0.7%
1,144	China Yuchai International Ltd.		24,825
8,617	Frasers Centrepoint Trust		13,967
2,849	Kulicke & Soffa Industries, Inc.		67,863
4,100	M1 Ltd.(1)		4,811
38,900	Yanlord Land Group Ltd.		45,362

			156,828

	South Africa - 0.9%
4,554	Barloworld Ltd.		43,094
2,750	Mondi Ltd.		74,555
12,958	Reunert Ltd.		75,888

			193,537

	South Korea - 5.8%
3,089	Aekyung Petrochemical Co., Ltd.		31,320
417	AK Holdings, Inc.		28,212
4,096	Cheil Worldwide, Inc.		75,893
136	CJ O Shopping Co., Ltd.		34,119
233	Com2uSCorp		35,122
667	Daesang Corp.		15,889

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

3,841	DGB Financial Group, Inc.	$	35,325
1,460	Dongbu HiTek Co., Ltd.		25,676
599	GS Home Shopping, Inc.		96,689
761	GS Retail Co., Ltd.		30,010
149	Hanwha Corp.		4,218
3,018	Hyundai Marine & Fire Insurance Co., Ltd.		91,258
4,421	JB Financial Group Co., Ltd.		22,095
169	Korea Petrochemical Ind Co., Ltd.		37,985
8,092	Korean Reinsurance Co.		86,039
4,259	LF Corp.		107,383
875	LG Hausys Ltd.		54,486
1,277	LS Industrial Systems Co., Ltd.		80,779
850	Mando Corp.		29,287
5,322	Meritz Fire & Marine Insurance Co., Ltd.		91,685
96	NongShim Co., Ltd.		27,995
4,734	Orion Holdings Corp.		116,810
371	S&T Motiv Co., Ltd.		10,985
302	S-1 Corp.		26,230
176	Samsung Card Co., Ltd.		6,048
1,554	Silicon Works Co., Ltd.		50,336
679	Soulbrain Co., Ltd.		37,712

			1,289,586

	Spain - 0.4%
867	Lar Espana Real Estate Socimi S.A. REIT		9,677
2,432	Tecnicas Reunidas S.A.(1)		78,341

			88,018

	Sweden - 0.7%
5,364	Bilia AB Class A		41,942
7,064	Nobina AB(2)		54,168
36,759	SAS AB*(1)		70,634

			166,744

	Switzerland - 1.2%
177	Autoneum Holding AG		41,356
2	dormakaba Holding AG		1,399
552	Implenia AG		42,027
27	Schweiter Technologies AG		28,116
18	Schweizerische Nationalbank		93,177
100	Valiant Holding AG		11,320
146	Valora Holding AG		47,640

			265,035

	Taiwan - 3.2%
14,211	Accton Technology Corp.		41,111
12,000	Chicony Power Technology Co., Ltd.		20,231
21,000	Coretronic Corp.		29,308
19,496	Elite Material Co., Ltd.		51,028
10,199	Everlight Electronics Co., Ltd.		12,846
1,208	FLEXium Interconnect, Inc.		3,724
47,563	Gigabyte Technology Co., Ltd.		105,146
130,000	HannStar Display Corp.		38,844
37,000	Micro-Star International Co., Ltd.		114,318
17,469	Powertech Technology, Inc.		50,708
35,637	Primax Electronics Ltd.		72,236
19,548	Realtek Semiconductor Corp.		71,169
10,871	Tripod Technology Corp.		29,880
53,400	Wan Hai Lines Ltd.		29,600
4,434	Wistron NeWeb Corp.		10,573
14,083	WT Microelectronics Co., Ltd.		20,532

			701,254

	Thailand - 0.4%
2,221	Fabrinet*		81,933

	United Kingdom - 3.8%
871	Big Yellow Group plc REIT		10,965

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

32,449	Coats Group plc	$	33,287
9,747	Dart Group plc		100,053
30,838	Debenhams plc(1)		6,079
1,516	Electrocomponents plc		15,171
55,006	Firstgroup plc*		60,639
2,200	Georgia Capital plc*		29,917
2,166	Go-Ahead Group plc		45,412
5,321	Greggs plc		69,934
902	Halfords Group plc		4,132
32,796	Hansteen Holdings plc REIT		45,118
33,804	JRP Group plc		60,250
7,658	Moneysupermarket.com Group plc		31,838
16,665	OneSavings Bank plc		90,340
12,338	Safestore Holdings plc REIT		89,509
6,394	Sports Direct International plc*		33,716
10,247	UNITE Group plc		116,481

			842,841

	United States - 38.2%
1,873	Aaron’s, Inc.		81,382
1,683	Abercrombie & Fitch Co. Class A(1)		41,200
613	ACCO Brands Corp.		8,490
998	Amedisys, Inc.*		85,289
2,918	American Eagle Outfitters, Inc.		67,844
868	American National Insurance Co.		103,804
75	American Outdoor Brands Corp.*(1)		902
160	American Woodmark Corp.*		14,648
3,754	Amkor Technology, Inc.*		32,247
1,950	AMN Healthcare Services, Inc.*(1)		114,270
1,872	Anika Therapeutics, Inc.*		59,904
1,119	Arch Coal, Inc. Class A(1)		87,763
1,233	Argan, Inc.		50,491
52	Atrion Corp.		31,169
1,469	AVX Corp.		23,019
2,241	Banc of California, Inc.(1)		43,812
2,333	Benchmark Electronics, Inc.		68,007
1,146	Big Lots, Inc.		47,880
2,733	BioTelemetry, Inc.*		122,985
313	Blackstone Mortgage Trust, Inc. Class A REIT(1)		9,838
1,692	Boise Cascade Co.		75,632
143	Boston Beer Co., Inc. Class A*		42,857
223	Briggs & Stratton Corp.		3,927
2,828	Buckle, Inc.(1)		76,073
2,346	Byline Bancorp, Inc.*		52,410
311	CACI International, Inc. Class A*		52,419
640	Cambrex Corp.*		33,472
78	Capella Education Co.		7,699
412	Chemed Corp.		132,586
27	Chesapeake Utilities Corp.		2,159
1,095	Chico’s FAS, Inc.		8,913
779	Children’s Place, Inc.(1)		94,103
527	Cincinnati Bell, Inc.*(1)		8,274
106	Clearwater Paper Corp.*		2,449
125	Coca-Cola Bottling Co. Consolidated(1)		16,891
330	Compass Minerals International, Inc.(1)		21,698
456	CONMED Corp.		33,379
1,681	Convergys Corp.		41,084
634	Cooper Tire & Rubber Co.(1)		16,674
950	Cooper-Standard Holdings, Inc.*		124,136
2,300	Corvel Corp.*		124,200
980	CSG Systems International, Inc.		40,053
2,780	CVR Energy, Inc.(1)		102,832
1,846	Dean Foods Co.		19,401
1,238	Delek U.S. Holdings, Inc.		62,110
773	Dolby Laboratories, Inc. Class A		47,686
293	Douglas Dynamics, Inc.		14,064

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

1,151	DSW, Inc. Class A(1)	$	29,719
1,989	Eagle Pharmaceuticals, Inc.*(1)		150,488
719	EchoStar Corp. Class A*		31,924
2,117	Emergent BioSolutions, Inc.*		106,887
1,374	Employers Holdings, Inc.		55,235
2,017	Ensign Group, Inc.		72,249
1,209	ePlus, Inc.*		113,767
2,035	Express, Inc.*		18,620
70	Farmer Brothers Co.*		2,139
1,143	FB Financial Corp.		46,543
982	FBL Financial Group, Inc. Class A		77,332
2,446	First Interstate BancSystem, Inc. Class A		103,221
4,639	Forestar Group, Inc.*(1)		96,259
1,663	Genesco, Inc.*		66,021
2,701	Geo Group, Inc. REIT		74,386
841	Getty Realty Corp. REIT		23,691
2,232	Globus Medical, Inc. Class A*		112,627
357	GMS, Inc.*		9,671
383	Greenbrier Cos., Inc.(1)		20,203
679	Greif, Inc. Class A		35,912
812	Guess?, Inc.		17,377
2,565	H&E Equipment Services, Inc.		96,470
2,044	Hawaiian Holdings, Inc.		73,482
2,432	Heritage Financial Corp.(1)		84,755
678	HFF, Inc. Class A, REIT		23,289
1,120	Horace Mann Educators Corp.		49,952
149	Hub Group, Inc. Class A*		7,420
44	ICF International, Inc.		3,126
541	Ichor Holdings Ltd.*(1)		11,480
889	II-VI, Inc.*(1)		38,627
199	Infinity Property & Casualty Corp.		28,328
1,433	Ingles Markets, Inc. Class A		45,569
1,470	Innospec, Inc.		112,528
3,626	Inovalon Holdings, Inc. Class A*(1)		35,988
2,294	Insight Enterprises, Inc.*		112,245
1,641	Insperity, Inc.		156,305
252	John B Sanfilippo & Son, Inc.		18,761
566	Kaman Corp.		39,445
310	Kelly Services, Inc. Class A		6,960
1,950	KEMET Corp.*		47,093
1,086	Kraton Corp.*		50,108
3,002	Lantheus Holdings, Inc.*		43,679
1,994	LHC Group, Inc.*		170,666
1,454	LifePoint Health, Inc.*		70,955
981	LSC Communications, Inc.		15,362
4,411	Luminex Corp.		130,257
1,071	Magellan Health, Inc.*		102,762
736	ManTech International Corp. Class A		39,479
3,502	Marcus & Millichap, Inc. REIT*		136,613
2,581	Match Group, Inc.*(1)		99,988
3,169	McDermott International, Inc.*(1)		62,271
87	Meredith Corp.(2)		4,437
2,395	Meridian Bioscience, Inc.		38,081
2,353	Meritor, Inc.*		48,401
1,757	MFA Financial, Inc. REIT		13,318
58	MicroStrategy, Inc. Class A*		7,410
942	MoneyGram International, Inc.*		6,302
167	MSG Networks, Inc. Class A*		4,000
3,002	Myriad Genetics, Inc.*		112,185
790	National Presto Industries, Inc.		97,960
306	National Western Life Group, Inc. Class A		94,022
130	Neenah, Inc.		11,031
105	NETGEAR, Inc.*		6,563
71	Northwest Natural Gas Co.(1)		4,530
249	NuVasive, Inc.*(1)		12,978
10,685	Office Depot, Inc.		27,247

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

1,017	Oritani Financial Corp.	$	16,475
2,132	Owens & Minor, Inc.		35,626
3,276	Par Pacific Holdings, Inc.*		56,937
2,853	PBF Energy, Inc. Class A		119,626
1,443	PennyMac Financial Services, Inc. Class A*		28,355
1,818	Philbro Animal Health Corp. Class A		83,719
1,783	Photronics, Inc.*		14,219
299	Plexus Corp.*		17,802
4,649	Quality Systems, Inc.*		90,655
1,211	REX American Resources Corp.*		98,055
1,643	RMR Group, Inc. REIT		128,893
138	Safety Insurance Group, Inc.		11,785
670	Sanderson Farms, Inc.(1)		70,451
2,328	Sanmina Corp.*		68,210
1,665	Schneider National, Inc. Class B		45,804
102	Scholastic Corp.		4,520
1,878	Schweitzer-Mauduit International, Inc.		82,106
764	Select Income REIT		17,167
600	Select Medical Holdings Corp.*		10,890
1,631	Selective Insurance Group, Inc.		89,705
1,633	Sleep Number Corp.*		47,390
829	SMART Global Holdings, Inc.*(1)		26,420
3,470	Steelcase, Inc. Class A		46,845
855	Stepan Co.		66,699
122	Sturm Ruger & Co., Inc.		6,832
2,656	Summit Hotel Properties, Inc. REIT		38,007
2,574	Sunstone Hotel Investors, Inc. REIT		42,780
506	Supernus Pharmaceuticals, Inc.*		30,284
2,916	Sykes Enterprises, Inc.*		83,922
2,430	Syntel, Inc.*		77,979
2,042	TriCo Bancshares		76,473
485	Trinseo S.A.		34,411
10,057	TrustCo Bank Corp.		89,507
1,139	TTEC Holdings, Inc.		39,352
339	TTM Technologies, Inc.*		5,977
385	U.S. Physical Therapy, Inc.		36,960
1,534	Ultra Clean Holdings, Inc.*		25,464
25	UniFirst Corp.		4,423
1,937	United States Cellular Corp.*		71,746
803	Universal Corp.		53,038
87	USANA Health Sciences, Inc.*		10,031
2,956	Varex Imaging Corp.*		109,638
1,363	Verso Corp. Class A*		29,659
340	Viad Corp.		18,445
189	Vishay Intertechnology, Inc.		4,385
2,583	Vonage Holdings Corp.*		33,295
846	Wabash National Corp.		15,786
1,086	Walker & Dunlop, Inc.		60,436
3,510	Warrior Met Coal, Inc.		96,771
791	Weis Markets, Inc.		42,192

			8,434,971

	Total Common Stocks (cost $18,669,346)	$	21,752,742

Preferred Stocks - 0.9%
	Brazil - 0.1%
1,658	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	$	6,357
6,284	Gol Linhas Aereas Inteligentes S.A.*		17,019

			23,376

	Germany - 0.8%
2,291	Jungheinrich AG, 1.38%		84,953

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

6,471	Schaeffler AG, 4.39%		$	84,241

				169,194

	Total Preferred Stocks (cost $215,409)		$	192,570

	Total Long-Term Investments (cost $18,884,755)		$	21,945,312

Short-Term Investments - 3.1%
	Securities Lending Collateral - 3.1%
681,032	State Street Navigator Securities Lending Government Money Market Portfolio, 1.93% (3)		$	681,032

	U.S. Treasury Bill - 0.0%
	U.S. Treasury Bill
$6,000	1.89%, 09/06/2018(3)			5,979

	Total Short-Term Investments (cost $687,011)		$	687,011

	Total Investments (cost $19,571,766)	102.6%	$	22,632,323
	Other Assets and Liabilities	(2.6)%		(576,798)

	Total Net Assets	100.0%	$	22,055,525

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $712,587, which represented 3.2% of total net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000	1	09/21/2018	$82,375	$(1,717)

Total futures contracts				$(1,717)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Global Small Cap ETF
Schedule of Investments June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$1,093,831	$1,093,831	$—	$—
Belgium	107,180	107,180	—	—
Bermuda	134,730	134,730	—	—
Brazil	233,863	233,863	—	—
Canada	1,202,951	1,202,951	—	—
China	2,177,623	2,177,623	—	—
Denmark	167,369	167,369	—	—
Finland	13,727	13,727	—	—
France	155,519	155,519	—	—
Georgia	54,751	54,751	—	—
Germany	42,457	42,457	—	—
Hong Kong	220,511	220,511	—	—
Ireland	20,426	20,426	—	—
Israel	370,572	370,572	—	—
Italy	263,856	263,856	—	—
Japan	2,827,005	2,827,005	—	—
Luxembourg	32,116	32,116	—	—
Netherlands	154,452	154,452	—	—
New Zealand	89,952	89,952	—	—
Portugal	1,146	1,146	—	—
Puerto Rico	167,958	167,958	—	—
Singapore	156,828	156,828	—	—
South Africa	193,537	193,537	—	—
South Korea	1,289,586	1,289,586	—	—
Spain	88,018	88,018	—	—
Sweden	166,744	166,744	—	—
Switzerland	265,035	265,035	—	—
Taiwan	701,254	701,254	—	—
Thailand	81,933	81,933	—	—
United Kingdom	842,841	842,841	—	—
United States	8,434,971	8,434,971	—	—
Preferred Stocks	192,570	192,570	—	—
Short-Term Investments	687,011	681,032	5,979	—

Total	$22,632,323	$22,626,344	$5,979	$—

Liabilities
Futures Contracts(2)	$(1,717)	$(1,717)	$—	$—

Total	$(1,717)	$(1,717)	$—	$—

(1) For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2, and investments valued at $87,562 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.5%
	Australia - 5.7%
4,997	Adelaide Brighton Ltd.	$	25,660
1,232	AGL Energy Ltd.		20,463
2,099	Amcor Ltd.(1)		22,348
1,526	Aristocrat Leisure Ltd.		34,839
1,005	Australia & New Zealand Banking Group Ltd.		20,969
1,014	Caltex Australia Ltd.		24,379
557	CIMIC Group Ltd.		17,408
76	Cochlear Ltd.		11,240
114	Commonwealth Bank of Australia		6,138
230	CSL Ltd.		32,733
4,923	DuluxGroup Ltd.		27,826
479	GPT Group REIT		1,791
971	National Australia Bank Ltd.		19,664
1,212	Sonic Healthcare Ltd.		21,966
1,443	Stockland REIT		4,233
708	Tabcorp Holdings Ltd.(1)		2,333
154	Wesfarmers Ltd.(1)		5,616
295	Westpac Banking Corp.		6,386

			305,992

	Austria - 0.1%
69	voestalpine AG		3,178

	Belgium - 0.1%
28	Cofinimmo S.A. REIT		3,452

	Brazil - 0.9%
4,009	Ambev S.A.		18,736
1,500	Fibria Celulose S.A.		28,293
260	WEG S.A.		1,098

			48,127

	Canada - 9.2%
162	Alimentation Couche-Tard, Inc. Class B		7,033
45	AltaGas Ltd.		929
259	Bank of Montreal		20,008
283	Bank of Nova Scotia(1)		16,015
615	BCE, Inc.		24,891
1,510	CAE, Inc.		31,349
190	Canadian Imperial Bank of Commerce		16,518
303	Canadian National Railway Co.(1)		24,768
199	Canadian Tire Corp. Ltd. Class A		25,959
410	CCL Industries, Inc. Class B		20,088
762	Dollarama, Inc.		29,520
595	Enbridge, Inc.(1)		21,259
11	George Weston Ltd.		897
128	Imperial Oil Ltd.		4,252
137	Inter Pipeline Ltd.		2,566
67	Keyera Corp.		1,863
122	Loblaw Cos. Ltd.		6,269
41	Onex Corp.		3,007
1,129	Parkland Fuel Corp.		27,722
202	Pembina Pipeline Corp.		6,992
682	RioCan Real Estate Investment Trust REIT		12,521
609	Rogers Communications, Inc. Class B		28,907
230	Royal Bank of Canada		17,308
432	Shaw Communications, Inc. Class B		8,795
874	Suncor Energy, Inc.		35,546
776	TELUS Corp.		27,549
147	Thomson Reuters Corp.		5,927
316	Toronto-Dominion Bank		18,278
566	TransCanada Corp.(1)		24,474
500	WSP Global, Inc.(1)		26,310

			497,520

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

	Chile - 0.2%
54,486	Enersis Americas S.A.	$	9,598

	China - 5.0%
1,000	AAC Technologies Holdings, Inc.		14,085
36,000	Agricultural Bank of China Ltd. Class H		16,840
14,000	China Construction Bank Corp. Class H		12,937
6,500	China Merchants Bank Co., Ltd. Class H		23,985
15,000	Country Garden Holdings Co., Ltd.		26,385
1,724	Country Garden Services Holdings Co., Ltd.*		2,211
12,000	CSPC Pharmaceutical Group Ltd.		36,250
6,800	Fuyao Glass Industry Group Co., Ltd. Class H(2)		22,969
18,000	Jiangsu Expressway Co., Ltd. Class H		21,452
3,000	Shenzhou International Group Holdings Ltd.		37,034
500	Tencent Holdings Ltd.		25,097
23,000	Zall Group Ltd.*		27,792

			267,037

	Denmark - 2.0%
670	Danske Bank A/S		20,972
360	DSV A/S		29,087
743	GN Store Nord A/S		33,858
540	Novo Nordisk A/S Class B		25,047

			108,964

	Finland - 0.1%
155	Kone Oyj Class B		7,901

	France - 3.9%
239	Air Liquide S.A.		30,053
20	Cie Generale des Etablissements Michelin SCA		2,436
46	Hermes International		28,132
74	L’Oreal S.A.		18,273
99	LVMH Moet Hennessy Louis Vuitton SE		32,966
259	Safran S.A.		31,464
103	Sanofi		8,256
198	Sodexo S.A.		19,793
35	Thales S.A.		4,509
524	TOTAL S.A.(1)		31,942

			207,824

	Germany - 3.0%
120	adidas AG		26,193
92	Allianz SE		19,015
291	BASF SE		27,829
1,125	Deutsche Telekom AG		17,430
161	Fresenius Medical Care AG & Co. KGaA		16,237
14	Merck KGaA		1,367
265	SAP SE		30,615
85	Siemens AG		11,236
202	United Internet AG		11,571

			161,493

	Hong Kong - 6.0%
2,000	China Mobile Ltd.		17,768
16,000	CITIC Ltd.		22,556
1,500	CK Hutchison Holdings Ltd.		15,907
2,000	CK Infrastructure Holdings Ltd.		14,824
2,500	CLP Holdings Ltd.		26,927
1,300	Dairy Farm International Holdings Ltd.		11,427
8,000	Guangdong Investment Ltd.		12,706
600	Hang Seng Bank Ltd.		15,005
10,560	Hong Kong & China Gas Co., Ltd.		20,217
1,000	Hopewell Holdings Ltd.		3,416
300	Jardine Strategic Holdings Ltd.		10,944
3,500	Link REIT		31,964
4,000	MTR Corp. Ltd.		22,128
3,000	Orient Overseas International Ltd.		29,214
500	Power Assets Holdings Ltd.		3,496

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

2,000	Swire Pacific Ltd. Class A	$	21,184
800	Swire Properties Ltd.		2,957
2,000	VTech Holdings Ltd.		23,083
24,000	Zhongyu Gas Holdings Ltd.		19,609

			325,332

	India - 2.2%
112	HDFC Bank Ltd. ADR		11,762
1,656	Infosys Ltd. ADR(1)		32,176
598	Reliance Industries Ltd. GDR(2)		16,804
4,862	Wipro Ltd. ADR(1)		23,289
629	WNS Holdings Ltd. ADR*		32,821

			116,852

	Indonesia - 2.3%
46,500	Astra International Tbk PT		21,417
100	Bank Central Asia Tbk PT		150
35,200	Bank Negara Indonesia Persero Tbk PT		17,317
66,485	Chandra Asri Petrochemical Tbk PT		25,982
7,900	Indofood CBP Sukses Makmur Tbk PT		4,879
119,900	Kalbe Farma Tbk PT		10,208
74,100	Telekomunikasi Indonesia Persero Tbk PT		19,391
7,400	Unilever Indonesia Tbk PT		23,806

			123,150

	Ireland - 1.3%
754	CRH plc		26,718
1,242	Experian plc		30,737
92	Paddy Power Betfair plc		10,205

			67,660

	Israel - 1.3%
315	Alony Hetz Properties & Investments Ltd.		2,891
165	Azrieli Group Ltd.		8,177
116	Elbit Systems Ltd.		13,604
276	Nice Ltd.*		28,470
137	Paz Oil Co., Ltd.		17,961

			71,103

	Italy - 1.3%
1,767	Eni S.p.A.		32,815
87	Luxottica Group S.p.A.		5,613
777	Recordati S.p.A.		30,899

			69,327

	Japan - 16.2%
1,200	Alfresa Holdings Corp.		28,222
100	Aoyama Trading Co., Ltd.		3,340
100	Asahi Group Holdings Ltd.		5,121
1,600	Astellas Pharma, Inc.		24,398
600	Azbil Corp.		26,164
600	Bridgestone Corp.		23,471
700	Canon, Inc.(1)		22,947
300	Daikin Industries Ltd.		35,941
75	Daito Trust Construction Co., Ltd.		12,195
600	Daiwa House Industry Co., Ltd.		20,454
500	Denso Corp.		24,430
100	East Japan Railway Co.		9,583
600	FUJIFILM Holdings Corp.		23,433
100	Hankyu Hanshin Holdings, Inc.		4,022
200	Hikari Tsushin, Inc.		35,156
500	Hoya Corp.		28,434
200	Ito En Ltd.		9,263
1,700	ITOCHU Corp.		30,811
700	Japan Airlines Co., Ltd.		24,824
2	Japan Logistics Fund, Inc. REIT		4,075
1	Japan Retail Fund Investment Corp. REIT		1,802
900	Kagome Co., Ltd.		29,901

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

50	Keyence Corp.	$	28,240
100	Kuraray Co., Ltd.		1,378
400	Kyocera Corp.		22,559
500	McDonald’s Holdings Co. Japan Ltd.		25,504
1,600	Mitsubishi Electric Corp.		21,299
300	Mitsubishi Tanabe Pharma Corp.		5,184
600	Mitsui & Co., Ltd.		10,008
6,100	Mizuho Financial Group, Inc.		10,271
200	Nagoya Railroad Co., Ltd.		5,164
100	Nikon Corp.		1,592
1,600	Nippon Kayaku Co., Ltd.		17,897
500	Nippon Telegraph & Telephone Corp.		22,733
300	Nissan Chemical Industries Ltd.		14,003
900	Nissan Motor Co., Ltd.		8,759
2,000	NTT Data Corp.		23,040
200	Oriental Land Co., Ltd.		20,990
400	Osaka Gas Co., Ltd.		8,279
500	Otsuka Holdings Co., Ltd.		24,213
300	Secom Co., Ltd.		23,041
800	Shimadzu Corp.		24,195
100	Shin-Etsu Chemical Co., Ltd.		8,913
1,400	Sumitomo Rubber Industries Ltd.(1)		22,245
100	Taisho Pharmaceutical Holdings Co., Ltd.		11,710
400	Takeda Pharmaceutical Co., Ltd.(1)		16,893
600	Terumo Corp.		34,397
100	Tokio Marine Holdings, Inc.		4,688
400	Toyota Motor Corp.		25,893

			871,075

	Malaysia - 0.8%
8,000	DiGi.Com Bhd		8,219
3,000	Genting Malaysia Bhd		3,624
5,600	Maxis Bhd		7,569
4,900	Petronas Chemicals Group Bhd		10,202
3,400	Tenaga Nasional Bhd		12,322

			41,936

	Malta - 0.3%
1,333	Kindred Group plc SDR		16,808

	Mexico - 0.2%
1,304	Fomento Economico Mexicano S.A.B. de C.V.		11,579
40	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B		642

			12,221

	Netherlands - 0.8%
74	Koninklijke DSM N.V.		7,440
119	Koninklijke Philips N.V.		5,061
913	Royal Dutch Shell plc Class A		31,690

			44,191

	Norway - 1.0%
1,148	Equinor ASA		30,481
1,183	Telenor ASA		24,261

			54,742

	Philippines - 1.1%
2,330	Aboitiz Equity Ventures, Inc.		2,380
8,900	Aboitiz Power Corp.		5,795
340	Ayala Corp.		5,861
7,500	Ayala Land, Inc.		5,326
3,400	Manila Electric Co.		22,655
640	SM Investments Corp.		10,493
9,600	SM Prime Holdings, Inc.		6,467

			58,977

	Poland - 0.1%
265	Polski Koncern Naftowy ORLEN S.A.		5,950

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

	Portugal - 0.1%
356	Galp Energia SGPS S.A.	$	6,790

	Russia - 0.1%
284	MMC Norilsk Nickel PJSC ADR		5,098

	Singapore - 2.0%
200	Ascendas Real Estate Investment Trust REIT		387
1,500	DBS Group Holdings Ltd.		29,274
1,800	Frasers Centrepoint Trust REIT		2,918
2,900	Mapletree Industrial Trust REIT		4,105
1,800	Mapletree Logistics Trust REIT(1)		1,624
200	Oversea-Chinese Banking Corp. Ltd.		1,707
3,400	SATS Ltd.		12,468
4,500	Singapore Telecommunications Ltd.		10,165
100	Suntec Real Estate Investment Trust REIT		127
900	United Overseas Bank Ltd.		17,663
1,200	UOL Group Ltd.		6,706
1,400	Venture Corp. Ltd.		18,318

			105,462

	South Africa - 0.3%
238	AVI Ltd.		1,879
950	Bidvest Group Ltd.		13,655

			15,534

	South Korea - 5.9%
9	CJ O Shopping Co., Ltd.		2,258
1,065	Fila Korea Ltd.		32,155
69	GS Home Shopping, Inc.		11,138
24	Hyundai Mobis Co., Ltd.		4,565
193	Hyundai Motor Co.		21,733
282	Kakao M Corp.		22,772
569	Kangwon Land, Inc.		13,351
174	KB Financial Group, Inc.		8,243
595	Kia Motors Corp.		16,470
1,096	LF Corp.		27,634
3	LG Chem Ltd.		898
209	LG Corp.		13,521
57	LG Display Co., Ltd.		936
961	LG Uplus Corp.		12,072
2	NAVER Corp.		1,369
285	Nexen Tire Corp.		2,621
319	S-1 Corp.		27,707
637	Samsung Electronics Co., Ltd.		26,663
264	Shinhan Financial Group Co., Ltd.		10,257
40	SK Holdings Co., Ltd.		9,296
365	SK Hynix, Inc.		28,067
121	SK Telecom Co., Ltd.		25,296

			319,022

	Spain - 0.7%
374	Amadeus IT Group S.A.		29,518
184	Industria de Diseno Textil S.A.		6,286

			35,804

	Sweden - 1.9%
636	Atlas Copco AB Class A		18,541
636	Epiroc AB Class A*		6,682
1,104	Holmen AB Class B		25,119
2,722	Svenska Cellulosa AB SCA Class B		29,612
935	Swedbank AB Class A		20,046

			100,000

	Switzerland - 3.8%
1,110	ABB Ltd.		24,269
371	Ferguson plc		30,123
12	Givaudan S.A.		27,216
251	Nestle S.A.		19,439

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

313	Novartis AG	$	23,730
83	Roche Holding AG		18,436
180	Sika AG		24,907
268	Swiss Re AG		23,131
52	Zurich Insurance Group AG		15,402

			206,653

	Taiwan - 3.5%
1,000	Cheng Shin Rubber Industry Co., Ltd.		1,504
11,000	Chong Hong Construction Co., Ltd.		33,951
6,000	Chunghwa Telecom Co., Ltd.		21,648
2,000	Far EasTone Telecommunications Co., Ltd.		5,169
2,000	Formosa Plastics Corp.		7,380
1,000	Foxconn Technology Co., Ltd.		2,447
2,000	Greatek Electronics, Inc.		3,549
5,000	Hon Hai Precision Industry Co., Ltd.		13,644
2,000	Nan Ya Plastics Corp.		5,720
1,000	Pou Chen Corp.		1,161
3,000	Powertech Technology, Inc.		8,708
1,000	President Chain Store Corp.		11,332
7,600	Ruentex Development Co., Ltd.*		8,774
2,000	Taiwan Mobile Co., Ltd.		7,249
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.		21,303
13,000	Uni-President Enterprises Corp.		33,003

			186,542

	Thailand - 2.5%
800	Advanced Info Service plc NVDR		4,467
14,300	Airports of Thailand plc NVDR		27,193
7,600	Bangkok Dusit Medical Services plc NVDR		5,735
1,400	Bumrungrad Hospital plc NVDR		7,036
900	Central Pattana plc NVDR		1,895
9,000	CP ALL plc NVDR		19,967
800	Electricity Generating plc NVDR		5,409
700	Glow Energy plc NVDR		2,002
3,400	Ratchaburi Electricity Generating Holding plc NVDR		5,259
1,404	Siam Cement plc NVDR		17,545
11,400	Supalai plc NVDR*		8,086
32,400	Thai Beverage plc(1)		17,109
1,000	Thai Union Group plc NVDR		477
14,700	Thai Vegetable Oil plc NVDR		11,758

			133,938

	Turkey - 1.9%
3,465	Aselsan Elektronik Sanayi Ve Ticaret AS		17,502
1,068	BIM Birlesik Magazalar AS		15,655
21,582	Enka Insaat ve Sanayi AS		22,000
1,331	KOC Holding AS		4,132
17,238	Soda Sanayii AS		23,329
444	Tupras Turkiye Petrol Rafinerileri AS		10,467
132	Turk Traktor ve Ziraat Makineleri AS		1,498
2,161	Turkcell Iletisim Hizmetleri AS		5,741

			100,324

	United Kingdom - 11.0%
925	Ashtead Group plc		27,759
408	AstraZeneca plc		28,296
2,533	BAE Systems plc		21,630
4,553	BP plc		34,762
372	British American Tobacco plc		18,810
1,279	Compass Group plc		27,330
493	Croda International plc		31,256
804	Diageo plc		28,894
1,095	GlaxoSmithKline plc		22,116
1,571	Halma plc		28,415
2,888	HSBC Holdings plc		27,098
474	InterContinental Hotels Group plc		29,538

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

413	Intertek Group plc		$	31,167
1,530	National Grid plc			16,936
241	Reckitt Benckiser Group plc			19,851
1,302	RELX N.V.			27,766
1,243	RELX plc			26,626
7,402	Rentokil Initial plc			34,282
944	Sage Group plc			7,834
1,415	Smith & Nephew plc			26,117
431	Smiths Group plc			9,662
146	Spectris plc			5,031
388	Unilever N.V.			21,647
450	Unilever plc			24,905
5,958	Vodafone Group plc			14,459

				592,187

	United States - 0.7%
394	Carnival plc			22,612
4,200	Samsonite International S.A.			14,856

				37,468

	Total Common Stocks (cost $5,053,122)		$	5,345,232

Preferred Stocks - 0.1%
	Germany - 0.1%
138	Fuchs Petrolub SE, 2.01%			6,806

	Total Preferred Stocks (cost $7,636)		$	6,806

	Total Long-Term Investments (cost $5,060,758)		$	5,352,038

Short-Term Investments - 1.1%
	Securities Lending Collateral - 1.1%
59,085	State Street Navigator Securities Lending Government Money Market Portfolio, 1.93% (3)		$	59,085

	Total Short-Term Investments (cost $59,085)		$	59,085

	Total Investments (cost $5,119,843)	100.7%	$	5,411,123
	Other Assets and Liabilities	(0.7)%		(35,807)

	Total Net Assets	100.0%	$	5,375,316

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At June 30, 2018, the aggregate value of these securities was $39,773, which represented 0.7% of total net assets.

(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$305,992	$305,992	$—	$—
Austria	3,178	3,178	—	—
Belgium	3,452	3,452	—	—
Brazil	48,127	48,127	—	—
Canada	497,520	497,520	—	—
Chile	9,598	9,598	—	—
China	267,037	267,037	—	—
Denmark	108,964	108,964	—	—
Finland	7,901	7,901	—	—
France	207,824	207,824	—	—
Germany	161,493	161,493	—	—
Hong Kong	325,332	325,332	—	—
India	116,852	116,852	—	—
Indonesia	123,150	123,150	—	—
Ireland	67,660	67,660	—	—
Israel	71,103	71,103	—	—
Italy	69,327	69,327	—	—
Japan	871,075	871,075	—	—
Malaysia	41,936	41,936	—	—
Malta	16,808	16,808	—	—
Mexico	12,221	12,221	—	—
Netherlands	44,191	44,191	—	—
Norway	54,742	54,742	—	—
Philippines	58,977	58,977	—	—
Poland	5,950	5,950	—	—
Portugal	6,790	6,790	—	—
Russia	5,098	5,098	—	—
Singapore	105,462	105,462	—	—
South Africa	15,534	15,534	—	—
South Korea	319,022	319,022	—	—
Spain	35,804	35,804	—	—
Sweden	100,000	100,000	—	—
Switzerland	206,653	206,653	—	—
Taiwan	186,542	186,542	—	—
Thailand	133,938	133,938	—	—
Turkey	100,324	100,324	—	—
United Kingdom	592,187	592,187	—	—
United States	37,468	37,468	—	—
Preferred Stocks	6,806	6,806	—	—
Short-Term Investments	59,085	59,085	—	—

Total	$5,411,123	$5,411,123	$—	$—

(1)	For the period ended June 30, 2018, there were no transfers between any levels.

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 1.3%
301	Cooper Tire & Rubber Co.(1)	$	7,917
724	Fox Factory Holding Corp.*		33,702
226	Visteon Corp.*		29,208

			70,827

	Banks - 2.0%
1,237	Beneficial Bancorp, Inc.		20,040
289	Capitol Federal Financial, Inc.		3,803
560	CenterState Bank Corp.		16,699
39	Commerce Bancshares, Inc.		2,524
743	Investors Bancorp, Inc.		9,503
71	JP Morgan Chase & Co.		7,398
806	Meridian Bancorp, Inc.		15,435
658	US Bancorp		32,913

			108,315

	Capital Goods - 11.7%
250	3M Co.		49,180
175	Boeing Co.		58,714
419	BWX Technologies, Inc.		26,112
28	ESCO Technologies, Inc.		1,616
115	General Dynamics Corp.		21,437
865	General Electric Co.		11,773
25	Harris Corp.		3,614
490	Honeywell International, Inc.		70,585
208	Hubbell, Inc.		21,994
44	IDEX Corp.		6,005
276	Illinois Tool Works, Inc.		38,237
441	Kaman Corp.		30,733
161	Lincoln Electric Holdings, Inc.		14,129
159	Lockheed Martin Corp.		46,973
253	MSC Industrial Direct Co., Inc. Class A		21,467
160	Northrop Grumman Corp.		49,232
254	Raytheon Co.		49,068
287	Rockwell Collins, Inc.		38,653
12	Roper Technologies, Inc.		3,311
8	Stanley Black & Decker, Inc.		1,062
439	Toro Co.		26,450
325	United Technologies Corp.		40,635

			630,980

	Commercial & Professional Services - 3.2%
46	Cintas Corp.		8,513
109	IHS Markit Ltd.*		5,623
107	Matthews International Corp. Class A		6,292
602	Republic Services, Inc.		41,153
511	Rollins, Inc.		26,869
544	Tetra Tech, Inc.		31,824
639	Waste Management, Inc.		51,976

			172,250

	Consumer Durables & Apparel - 0.3%
75	Mohawk Industries, Inc.*		16,070

	Consumer Services - 9.9%
596	Aramark		22,112
278	Bright Horizons Family Solutions, Inc.*		28,500
429	Carnival Corp.		24,586
455	Cheesecake Factory, Inc.(1)		25,052
102	Churchill Downs, Inc.		30,243
103	Cracker Barrel Old Country Store, Inc.(1)		16,090
429	Darden Restaurants, Inc.		45,929
186	Domino’s Pizza, Inc.		52,484
457	Dunkin’ Brands Group, Inc.(1)		31,565
47	Graham Holdings Co. Class B		27,547

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

172	Hilton Worldwide Holdings, Inc.	$	13,615
64	Jack in the Box, Inc.		5,448
534	McDonald’s Corp.		83,672
312	Papa John’s International, Inc.(1)		15,825
136	Service Corp. International/US		4,867
654	Starbucks Corp.		31,948
33	Vail Resorts, Inc.		9,048
1,462	Wendy’s Co.(1)		25,117
489	Yum! Brands, Inc.		38,250

			531,898

	Diversified Financials - 1.9%
75	American Express Co.		7,350
514	Apollo Commercial Real Estate Finance, Inc. REIT(1)		9,396
246	Berkshire Hathaway, Inc. Class B*		45,916
440	Blackstone Mortgage Trust, Inc. Class A REIT(1)		13,829
373	Capstead Mortgage Corp. REIT		3,338
20	CBOE Holdings, Inc.		2,082
183	Chimera Investment Corp. REIT		3,345
13	CME Group, Inc.		2,131
457	MFA Financial, Inc. REIT		3,464
20	Nasdaq, Inc.		1,825
64	SEI Investments Co.		4,001
367	Starwood Property Trust, Inc. REIT		7,968

			104,645

	Energy - 6.0%
705	Chevron Corp.		89,133
1,031	Exxon Mobil Corp.		85,295
417	Occidental Petroleum Corp.		34,894
579	Phillips 66		65,027
563	Schlumberger Ltd.		37,738
77	Valero Energy Corp.		8,534
51	Williams Cos., Inc.		1,383

			322,004

	Food & Staples Retailing - 1.5%
122	Costco Wholesale Corp.		25,495
347	Sysco Corp.		23,697
374	Walmart, Inc.		32,033

			81,225

	Food, Beverage & Tobacco - 3.6%
850	Altria Group, Inc.		48,271
24	Brown-Forman Corp. Class B		1,176
695	Coca-Cola Co.		30,483
1,075	ConAgra Foods, Inc.		38,410
444	Fresh Del Monte Produce, Inc.		19,780
196	Kellogg Co.		13,695
304	PepsiCo., Inc.		33,096
90	Philip Morris International, Inc.		7,267

			192,178

	Health Care Equipment & Services - 6.1%
235	Abbott Laboratories		14,333
590	Baxter International, Inc.		43,566
85	Cooper Cos., Inc.		20,013
278	Danaher Corp.		27,433
200	IDEXX Laboratories, Inc.*		43,588
17	Intuitive Surgical, Inc.*		8,134
21	Laboratory Corp. of America Holdings*		3,770
72	Masimo Corp.*		7,031
176	Quest Diagnostics, Inc.		19,349
79	STERIS plc		8,296
149	Stryker Corp.		25,160
363	UnitedHealth Group, Inc.		89,058
91	Varian Medical Systems, Inc.*		10,349

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

28	WellCare Health Plans, Inc.*	$	6,895

			326,975

	Household & Personal Products - 1.7%
231	Church & Dwight Co., Inc.		12,280
164	Clorox Co.		22,181
277	Colgate-Palmolive Co.		17,952
74	Kimberly-Clark Corp.		7,795
295	Procter & Gamble Co.		23,028
93	Spectrum Brands Holdings, Inc.(1)		7,591

			90,827

	Insurance - 1.7%
20	American Financial Group, Inc.		2,147
21	Aon plc		2,880
738	Arch Capital Group Ltd.*		19,527
25	Argo Group International Holdings Ltd.		1,454
139	Arthur J Gallagher & Co.		9,074
445	Axis Capital Holdings Ltd.		24,751
164	Brown & Brown, Inc.		4,548
44	Erie Indemnity Co. Class A		5,159
9	Everest Re Group Ltd.		2,074
74	Loews Corp.		3,573
103	Torchmark Corp.		8,385
6	White Mountains Insurance Group Ltd.		5,440

			89,012

	Materials - 8.4%
256	Air Products & Chemicals, Inc.		39,867
275	AptarGroup, Inc.		25,680
218	Ashland Global Holdings, Inc.		17,043
203	Balchem Corp.		19,922
277	Ball Corp.		9,847
364	Compass Minerals International, Inc.		23,933
540	Crown Holdings, Inc.*		24,170
384	Ecolab, Inc.		53,887
63	NewMarket Corp.(1)		25,484
353	Praxair, Inc.		55,827
118	Quaker Chemical Corp.		18,275
527	RPM International, Inc.		30,735
276	Scotts Miracle-Gro Co.(1)		22,952
16	Sensient Technologies Corp.		1,145
42	Sherwin-Williams Co.		17,118
886	Silgan Holdings, Inc.		23,771
541	Sonoco Products Co.		28,402
198	WR Grace & Co.		14,515

			452,573

	Media - 2.4%
1,550	Comcast Corp. Class A		50,855
181	John Wiley & Sons, Inc. Class A		11,294
165	Omnicom Group, Inc.(1)		12,585
659	Tribune Media Co. Class A		25,220
284	Walt Disney Co.		29,766

			129,720

	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
27	AbbVie, Inc.		2,502
1,493	Akorn, Inc.*		24,769
17	Amgen, Inc.		3,138
51	Bio-Rad Laboratories, Inc. Class A*		14,715
108	Bio-Techne Corp.		15,979
620	Johnson & Johnson		75,231
589	Merck & Co., Inc.		35,752
287	PerkinElmer, Inc.(1)		21,017
1,226	Pfizer, Inc.		44,479
19	Waters Corp.*		3,678

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

168	Zoetis, Inc.	$	14,312

			255,572

	Real Estate - 5.0%
323	American Campus Communities, Inc. REIT		13,850
171	American Tower Corp. REIT		24,653
227	Apartment Investment & Management Co. Class A, REIT		9,602
45	AvalonBay Communities, Inc. REIT		7,735
62	Camden Property Trust REIT		5,650
185	Crown Castle International Corp. REIT		19,947
225	Digital Realty Trust, Inc. REIT		25,106
148	Douglas Emmett, Inc. REIT		5,947
12	EastGroup Properties, Inc. REIT		1,147
118	EPR Properties REIT(1)		7,645
546	Equity Commonwealth REIT*		17,199
241	Equity LifeStyle Properties, Inc. REIT		22,148
20	Essex Property Trust, Inc. REIT		4,781
280	LTC Properties, Inc. REIT		11,967
87	Mid-America Apartment Communities, Inc. REIT		8,758
1,651	Monmouth Real Estate Investment Corp. REIT		27,291
112	PS Business Parks, Inc. REIT		14,392
33	Public Storage REIT		7,486
1,076	Retail Opportunity Investments Corp. REIT(1)		20,616
212	UDR, Inc. REIT		7,959
91	Ventas, Inc. REIT		5,182
38	Washington Real Estate Investment Trust REIT(1)		1,153

			270,214

	Retailing - 2.4%
35	AutoZone, Inc.*		23,483
279	Home Depot, Inc.		54,433
417	LKQ Corp.*		13,302
135	Pool Corp.		20,453
201	TJX Cos., Inc.		19,131

			130,802

	Semiconductors & Semiconductor Equipment - 0.3%
338	Intel Corp.		16,802

	Software & Services - 10.2%
16	Adobe Systems, Inc.*		3,901
6	Alphabet, Inc. Class A*		6,775
584	Amdocs Ltd.		38,655
344	Aspen Technology, Inc.*		31,902
283	Automatic Data Processing, Inc.		37,962
1,151	Blucora, Inc.*		42,587
260	Broadridge Financial Solutions, Inc.		29,926
17	Cognizant Technology Solutions Corp. Class A		1,343
44	ExlService Holdings, Inc.*		2,491
32	Facebook, Inc. Class A*		6,218
272	Fidelity National Information Services, Inc.		28,840
397	Fiserv, Inc.*		29,414
75	Gartner, Inc.*(1)		9,967
420	Genpact Ltd.		12,151
458	International Business Machines Corp.		63,983
256	Jack Henry & Associates, Inc.		33,372
121	Mastercard, Inc. Class A		23,779
393	Microsoft Corp.		38,754
545	Paychex, Inc.		37,251
185	Progress Software Corp.		7,182
129	Synopsys, Inc.*		11,038
199	VeriSign, Inc.*		27,346
186	Visa, Inc. Class A		24,636

			549,473

	Technology Hardware & Equipment - 1.8%
362	Amphenol Corp. Class A		31,548

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

781	Benchmark Electronics, Inc.	$	22,766
310	Cisco Systems, Inc.		13,339
45	Dolby Laboratories, Inc. Class A		2,776
189	Motorola Solutions, Inc.		21,994
44	TE Connectivity Ltd.		3,963

			96,386

	Telecommunication Services - 5.9%
2,870	AT&T, Inc.		92,156
1,596	CenturyLink, Inc.		29,749
585	Cogent Communications Holdings, Inc.		31,239
3,190	Sprint Corp.*(1)		17,354
592	T-Mobile US, Inc.*		35,372
175	Telephone & Data Systems, Inc.		4,798
1,652	Verizon Communications, Inc.		83,112
474	Vonage Holdings Corp.*		6,110
500	Zayo Group Holdings, Inc.*		18,240

			318,130

	Transportation - 2.7%
117	CH Robinson Worldwide, Inc.		9,788
61	Expeditors International of Washington, Inc.		4,459
515	Heartland Express, Inc.(1)		9,553
183	J.B. Hunt Transport Services, Inc.		22,244
172	Landstar System, Inc.		18,783
212	Union Pacific Corp.		30,036
449	United Parcel Service, Inc. Class B		47,697

			142,560

	Utilities - 5.2%
340	Alliant Energy Corp.		14,389
55	American Electric Power Co., Inc.		3,809
113	American Water Works Co., Inc.		9,648
96	Atmos Energy Corp.		8,653
112	CenterPoint Energy, Inc.		3,103
198	CMS Energy Corp.		9,361
175	Consolidated Edison, Inc.		13,646
410	Dominion Energy, Inc.		27,954
95	DTE Energy Co.		9,845
157	Duke Energy Corp.		12,416
190	El Paso Electric Co.		11,229
76	Entergy Corp.		6,140
103	Evergy, Inc.		5,783
59	IDACORP, Inc.		5,442
1,007	MDU Resources Group, Inc.		28,881
29	MGE Energy, Inc.		1,828
28	NextEra Energy, Inc.		4,677
718	NiSource, Inc.		18,869
101	Portland General Electric Co.		4,319
205	PPL Corp.(1)		5,853
105	Public Service Enterprise Group, Inc.		5,685
315	Southern Co.		14,588
218	Spire, Inc.		15,402
40	UGI Corp.		2,083
131	Vectren Corp.		9,360
245	WEC Energy Group, Inc.		15,839
293	Xcel Energy, Inc.		13,384

			282,186

	Total Common Stocks (cost $5,033,646)	$	5,381,624

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

	Total Long-Term Investments (cost $5,033,646)		$	5,381,624

Short-Term Investments - 0.7%
	Securities Lending Collateral - 0.7%
38,750	State Street Navigator Securities Lending Government Money Market Portfolio, 1.93% (2)			38,750

	Total Short-Term Investments (cost $38,750)		$	38,750

	Total Investments (cost $5,072,396)	100.6%	$	5,420,374
	Other Assets and Liabilities	(0.6)%		(30,074)

	Total Net Assets	100.0%	$	5,390,300

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$70,827	$70,827	$—	$—
Banks	108,315	108,315	—	—
Capital Goods	630,980	630,980	—	—
Commercial & Professional Services	172,250	172,250	—	—
Consumer Durables & Apparel	16,070	16,070	—	—
Consumer Services	531,898	531,898	—	—
Diversified Financials	104,645	104,645	—	—
Energy	322,004	322,004	—	—
Food & Staples Retailing	81,225	81,225	—	—
Food, Beverage & Tobacco	192,178	192,178	—	—
Health Care Equipment & Services	326,975	326,975	—	—
Household & Personal Products	90,827	90,827	—	—
Insurance	89,012	89,012	—	—
Materials	452,573	452,573	—	—
Media	129,720	129,720	—	—
Pharmaceuticals, Biotechnology & Life Sciences	255,572	255,572	—	—
Real Estate	270,214	270,214	—	—
Retailing	130,802	130,802	—	—
Semiconductors & Semiconductor Equipment	16,802	16,802	—	—
Software & Services	549,473	549,473	—	—
Technology Hardware & Equipment	96,386	96,386	—	—
Telecommunication Services	318,130	318,130	—	—
Transportation	142,560	142,560	—	—
Utilities	282,186	282,186	—	—
Short-Term Investments	38,750	38,750	—	—

Total	$5,420,374	$5,420,374	$—	$—

(1) For the period ended June 30, 2018, there were no transfers between any levels.

Hartford Multifactor REIT ETF
Schedule of Investments June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.4%
	Diversified REITs - 5.6%
42,290	Armada Hoffler Properties, Inc. REIT	$	630,121
33,976	Empire State Realty Trust, Inc. Class A, REIT		580,989
9,408	WP Carey, Inc. REIT		624,221

			1,835,331

	Health Care REITs - 7.9%
15,079	LTC Properties, Inc. REIT		644,477
45,036	Medical Properties Trust, Inc. REIT		632,305
8,559	National Health Investors, Inc. REIT		630,627
21,167	Omega Healthcare Investors, Inc. REIT		656,177

			2,563,586

	Hotel & Resort REITs - 10.2%
30,637	Host Hotels & Resorts, Inc. REIT		645,522
21,667	MGM Growth Properties LLC Class A REIT(1)		659,977
8,073	Ryman Hospitality Properties, Inc. REIT		671,270
44,383	Summit Hotel Properties, Inc. REIT		635,121
28,754	Xenia Hotels & Resorts, Inc. REIT		700,447

			3,312,337

	Industrial REITs - 6.2%
23,207	Duke Realty Corp. REIT		673,699
7,027	EastGroup Properties, Inc. REIT		671,500
19,850	First Industrial Realty Trust, Inc. REIT		661,799

			2,006,998

	Office REITs - 9.9%
41,172	City Office, Inc. REIT		528,237
22,211	Corporate Office Properties Trust REIT		643,897
67,854	Cousins Properties, Inc. REIT		657,505
13,177	Highwoods Properties, Inc. REIT		668,469
1,806	Piedmont Office Realty Trust, Inc. Class A, REIT		35,994
31,270	Select Income REIT		702,637

			3,236,739

	Residential REITs - 12.1%
14,851	Apartment Investment & Management Co. Class A, REIT		628,197
7,004	BRT Apartments Corp. REIT		89,301
7,279	Camden Property Trust REIT		663,335
6,797	Equity LifeStyle Properties, Inc. REIT		624,644
2,513	Essex Property Trust, Inc. REIT		600,783
10,547	NexPoint Residential Trust, Inc. REIT		300,062
17,086	UDR, Inc. REIT		641,409
26,620	UMH Properties, Inc. REIT(1)		408,617

			3,956,348

	Retail REITs - 28.1%
11,830	Agree Realty Corp. REIT		624,269
1,210	Alexander’s, Inc. REIT		462,982
36,725	Brixmor Property Group, Inc. REIT		640,117
120,568	CBL & Associates Properties, Inc. REIT(1)		671,564
4,929	Federal Realty Investment Trust REIT		623,765
23,117	Getty Realty Corp. REIT		651,206
47,802	Ramco-Gershenson Properties Trust REIT		631,464
6,908	Saul Centers, Inc. REIT		370,131
16,091	Seritage Growth Properties Class A, REIT(1)		682,741
3,673	Simon Property Group, Inc. REIT		625,108
25,232	Tanger Factory Outlet Centers, Inc. REIT(1)		592,700
9,670	Taubman Centers, Inc. REIT		568,209
25,657	Urban Edge Properties REIT		586,776
86,767	Washington Prime Group, Inc. REIT(1)		703,680
20,528	Weingarten Realty Investors REIT		632,468
23,702	Wheeler Real Estate Investment Trust, Inc. REIT		95,756

			9,162,936

Hartford Multifactor REIT ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

	Specialized REITs - 19.4%
6,040	Coresite Realty Corp. REIT		$	669,353
21,077	CubeSmart REIT			679,101
11,750	CyrusOne, Inc. REIT			685,730
5,668	Digital Realty Trust, Inc. REIT			632,435
17,447	Gaming and Leisure Properties, Inc. REIT			624,603
13,863	Geo Group, Inc. REIT			381,787
17,245	Iron Mountain, Inc. REIT			603,747
22,632	National Storage Affiliates Trust REIT			697,518
2,912	Public Storage REIT			660,616
17,641	QTS Realty Trust, Inc. Class A, REIT			696,820

				6,331,710

	Total Common Stocks (cost $30,928,821)		$	32,405,985

	Total Long-Term Investments (cost $30,928,821)		$	32,405,985

Short-Term Investments - 3.8%
	Securities Lending Collateral - 3.8%
1,225,831	State Street Navigator Securities Lending Government Money Market Portfolio, 1.93% (2)		$	1,225,831

	U.S. Treasury - 0.0%
$4,000	U.S. Treasury Bill 1.89%, 09/06/2018(2)			3,986
5,000	U.S. Treasury Bills 1.84%, 09/06/2018(2)			4,983

				8,969

	Total Short-Term Investments (cost $1,234,800)		$	1,234,800

	Total Investments (cost $32,163,621)	103.2%	$	33,640,785
	Other Assets and Liabilities	(3.2)%		(1,050,447)

	Total Net Assets	100.0%	$	32,590,338

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000	4	09/21/2018	$157,850	$2,583

Total futures contracts				$2,583

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor REIT ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Diversified REITs	$1,835,331	$1,835,331	$—	$—
Health Care REITs	2,563,586	2,563,586	—	—
Hotel & Resort REITs	3,312,337	3,312,337	—	—
Industrial REITs	2,006,998	2,006,998	—	—
Office REITs	3,236,739	3,236,739	—	—
Residential REITs	3,956,348	3,956,348	—	—
Retail REITs	9,162,936	9,162,936	—	—
Specialized REITs	6,331,710	6,331,710	—	—
Short-Term Investments	1,234,800	1,225,831	8,969	—
Futures Contracts(2)	2,583	2,583	—	—

Total	$33,643,368	$33,634,399	$8,969	$—

(1) For the period ended June 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor US Equity ETF
Schedule of Investments June 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 1.2%
245	Adient plc(1)	$	12,051
5,178	Dana, Inc.		104,544
22,509	Ford Motor Co.		249,175
25,162	General Motors Co.		991,383
1,523	Thor Industries, Inc.		148,325
1,023	Visteon Corp.*		132,212

			1,637,690

	Banks - 5.8%
26,348	Bank of America Corp.		742,750
6,387	BB&T Corp.(1)		322,160
10,248	Citigroup, Inc.		685,796
7,729	Citizens Financial Group, Inc.		300,658
1,632	Cullen/Frost Bankers, Inc.		176,648
1,014	East West Bancorp, Inc.		66,113
18,012	Fifth Third Bancorp		516,944
528	First Citizens BancShares, Inc. Class A		212,942
10,498	JP Morgan Chase & Co.		1,093,892
5,678	KeyCorp.		110,948
1,111	M&T Bank Corp.		189,037
11,655	MGIC Investment Corp.*		124,942
3,573	PNC Financial Services Group, Inc.		482,712
1,798	Popular, Inc.		81,288
36,065	Regions Financial Corp.		641,236
9,600	SunTrust Banks, Inc.		633,792
14,771	TCF Financial Corp.		363,662
1,274	US Bancorp		63,725
12,467	Wells Fargo & Co.		691,170
3,058	Zions Bancorporation		161,126

			7,661,541

	Capital Goods - 4.6%
1,950	3M Co.		383,604
1,105	Boeing Co.		370,739
494	Caterpillar, Inc.		67,021
5,418	Cummins, Inc.		720,594
428	Deere & Co.		59,834
2,225	Dycom Industries, Inc.*(1)		210,285
7,200	Eaton Corp. plc		538,128
3,471	Emerson Electric Co.		239,985
156	General Dynamics Corp.		29,080
1,259	Honeywell International, Inc.		181,359
2,388	Illinois Tool Works, Inc.		330,833
4,321	Ingersoll-Rand plc		387,723
166	Lockheed Martin Corp.		49,041
8,596	MasTec, Inc.*(1)		436,247
3,562	MSC Industrial Direct Co., Inc. Class A		302,236
946	Northrop Grumman Corp.		291,084
3,053	PACCAR, Inc.		189,164
669	Parker-Hannifin Corp.		104,264
1,434	Quanta Services, Inc.*		47,896
675	Raytheon Co.		130,396
695	Rockwell Automation, Inc.		115,530
185	Spirit Aerosystems Holdings, Inc. Class A		15,893
1,959	Stanley Black & Decker, Inc.		260,175
1,714	United Rentals, Inc.*		253,021
1,862	United Technologies Corp.		232,806
683	WW Grainger, Inc.		210,637

			6,157,575

	Commercial & Professional Services - 1.1%
2,045	Deluxe Corp.(1)		135,399
5,106	ManpowerGroup, Inc.		439,422
600	Republic Services, Inc.		41,016

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

9,185	Robert Half International, Inc.	$	597,944
3,397	Waste Management, Inc.		276,312

			1,490,093

	Consumer Durables & Apparel - 1.5%
243	Carter’s, Inc.		26,339
7,565	D.R. Horton, Inc.		310,165
9,006	Michael Kors Holdings Ltd.*		599,799
351	Mohawk Industries, Inc.*		75,209
2,969	NIKE, Inc. Class B		236,570
161	Ralph Lauren Corp.		20,241
17,833	Skechers USA, Inc. Class A*		535,168
1,450	VF Corp.		118,204

			1,921,695

	Consumer Services - 1.1%
4,987	Carnival Corp.		285,805
247	Cracker Barrel Old Country Store, Inc.(1)		38,584
1,964	Darden Restaurants, Inc.		210,266
826	Grand Canyon Education, Inc.*		92,190
15,269	H&R Block, Inc.(1)		347,828
1,022	Hyatt Hotels Corp. Class A		78,847
1,776	Las Vegas Sands Corp.		135,615
1,092	McDonald’s Corp.		171,106
760	Yum! Brands, Inc.		59,447

			1,419,688

	Diversified Financials - 3.3%
2,564	American Express Co.		251,272
6,114	Ameriprise Financial, Inc.		855,226
2,194	Berkshire Hathaway, Inc. Class B*		409,510
31,603	BGC Partners, Inc. Class A		357,746
305	BlackRock, Inc.		152,207
3,995	Capital One Financial Corp.		367,141
942	Charles Schwab Corp.		48,136
606	CME Group, Inc.		99,336
6,201	Discover Financial Services		436,612
1,459	E*TRADE Financial Corp.*		89,232
3,314	Franklin Resources, Inc.		106,214
1,692	Legg Mason, Inc.		58,763
6,729	Morgan Stanley		318,955
5,761	Santander Consumer USA Holdings, Inc.		109,977
12,749	Synchrony Financial		425,562
2,976	T Rowe Price Group, Inc.		345,484

			4,431,373

	Energy - 7.1%
7,051	Andeavor		924,950
5,835	Chevron Corp.		737,719
99	Concho Resources, Inc.*(1)		13,697
1,949	ConocoPhillips		135,689
11,401	Devon Energy Corp.		501,188
7,670	Exxon Mobil Corp.		634,539
19,541	HollyFrontier Corp.		1,337,191
19,948	Marathon Petroleum Corp.		1,399,552
2,484	Occidental Petroleum Corp.		207,861
12,334	Peabody Energy Corp.		560,950
9,155	Phillips 66		1,028,198
5,087	RPC, Inc.(1)		74,117
17,596	Valero Energy Corp.		1,950,165

			9,505,816

	Food & Staples Retailing - 2.7%
353	Casey’s General Stores, Inc.(1)		37,093
1,274	Costco Wholesale Corp.		266,240
25,311	Kroger Co.		720,098
4,091	Performance Food Group Co.*		150,140
3,558	Sprouts Farmers Market, Inc.*		78,525

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

10,189	Sysco Corp.	$	695,807
7,380	US Foods Holding Corp.*		279,112
3,485	Walgreens Boots Alliance, Inc.		209,152
13,435	Walmart, Inc.		1,150,708

			3,586,875

	Food, Beverage & Tobacco - 2.2%
4,151	Altria Group, Inc.		235,735
10,448	Archer-Daniels-Midland Co.		478,832
5,541	Flowers Foods, Inc.(1)		115,419
1,274	General Mills, Inc.		56,387
519	Hershey Co.		48,298
428	Kellogg Co.(1)		29,905
2,240	PepsiCo., Inc.		243,869
1,945	Philip Morris International, Inc.		157,039
44,398	Pilgrim’s Pride Corp.*(1)		893,732
9,085	Tyson Foods, Inc. Class A		625,502

			2,884,718

	Health Care Equipment & Services - 10.9%
2,881	Abbott Laboratories		175,712
4,073	Aetna, Inc.		747,396
1,094	Align Technology, Inc.*		374,301
1,374	AmerisourceBergen Corp.		117,161
3,300	Anthem, Inc.		785,499
7,755	Baxter International, Inc.		572,629
258	Becton Dickinson and Co.		61,807
3,473	Boston Scientific Corp.*		113,567
8,236	Cardinal Health, Inc.		402,164
15,133	Centene Corp.*		1,864,537
6,865	Cerner Corp.*		410,458
932	Cigna Corp.		158,393
4,860	CVS Health Corp.		312,741
6,697	DaVita, Inc.*		465,040
1,029	Edwards Lifesciences Corp.*		149,792
4,670	Encompass Health Corp.		316,252
17,860	Express Scripts Holding Co.*		1,378,971
8,174	HCA Healthcare, Inc.		838,652
2,538	Henry Schein, Inc.*(1)		184,360
675	Hill-Rom Holdings, Inc.		58,955
3,300	Humana, Inc.		982,179
1,279	Laboratory Corp. of America Holdings*		229,619
1,956	Masimo Corp.*		191,003
1,793	McKesson Corp.		239,186
2,981	MEDNAX, Inc.*		129,018
1,370	Patterson Cos., Inc.(1)		31,058
2,185	Quest Diagnostics, Inc.		240,219
2,308	Stryker Corp.		389,729
4,149	UnitedHealth Group, Inc.		1,017,916
1,127	Varian Medical Systems, Inc.*		128,162
5,601	WellCare Health Plans, Inc.*		1,379,190

			14,445,666

	Household & Personal Products - 1.7%
1,612	Clorox Co.(1)		218,023
248	Colgate-Palmolive Co.		16,073
5,366	Estee Lauder Cos., Inc. Class A		765,675
8,727	Herbalife Nutrition Ltd.*		468,814
2,128	Kimberly-Clark Corp.		224,163
6,185	Nu Skin Enterprises, Inc. Class A		483,605
148	Procter & Gamble Co.		11,553

			2,187,906

	Insurance - 7.3%
19,616	Aflac, Inc.		843,880
8,127	Allstate Corp.		741,751
5,414	American Financial Group, Inc.		581,085

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

1,587	Assurant, Inc.	$	164,239
14,865	Athene Holding Ltd. Class A*		651,681
1,874	Chubb Ltd.		238,035
15,804	CNA Financial Corp.		721,927
13,532	CNO Financial Group, Inc.		257,649
2,901	First American Financial Corp.		150,040
8,752	FNF Group		329,250
6,808	Lincoln National Corp.		423,798
8,070	MetLife, Inc.		351,852
13,491	Old Republic International Corp.		268,606
18,284	Principal Financial Group, Inc.		968,138
8,404	Progressive Corp.		497,097
11,718	Prudential Financial, Inc.		1,095,750
3,145	Reinsurance Group of America, Inc.		419,795
5,878	Travelers Cos., Inc.		719,114
7,996	Unum Group		295,772

			9,719,459

	Materials - 4.8%
610	Air Products & Chemicals, Inc.		94,995
7,319	Alcoa Corp.*		343,115
2,453	Avery Dennison Corp.		250,451
762	Bemis Co., Inc.		32,164
1,363	Cabot Corp.		84,193
1,012	Eastman Chemical Co.		101,160
5,340	Freeport-McMoRan, Inc.		92,168
18,340	Huntsman Corp.		535,528
8,337	International Paper Co.		434,191
18,338	Louisiana-Pacific Corp.		499,160
11,729	LyondellBasell Industries N.V. Class A		1,288,431
7,729	Nucor Corp.		483,063
10,199	Owens-Illinois, Inc.*		171,445
3,542	Packaging Corp. of America		395,960
3,144	PPG Industries, Inc.		326,127
854	Praxair, Inc.		135,060
4,143	Reliance Steel & Aluminum Co.		362,678
460	Sherwin-Williams Co.		187,482
5,530	Sonoco Products Co.		290,325
5,547	Steel Dynamics, Inc.		254,885
485	WestRock Co.		27,655

			6,390,236

	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
7,372	AbbVie, Inc.		683,016
591	Agilent Technologies, Inc.		36,547
2,733	Amgen, Inc.		504,485
2,465	Biogen, Inc.*		715,442
8,321	Bristol-Myers Squibb Co.		460,484
2,626	Charles River Laboratories International, Inc.*		294,795
3,644	Eli Lilly & Co.		310,943
7,062	Gilead Sciences, Inc.		500,272
411	Illumina, Inc.*		114,788
390	IQVIA Holdings, Inc.*		38,930
6,021	Johnson & Johnson		730,588
6,535	Merck & Co., Inc.		396,675
12,930	Mylan N.V.*		467,290
17,337	Pfizer, Inc.		628,986
5,109	United Therapeutics Corp.*		578,083
3,134	Zoetis, Inc.		266,985

			6,728,309

	Real Estate - 3.6%
1,281	American Tower Corp. REIT		184,682
25,493	CBRE Group, Inc. Class A, REIT*		1,217,036
1,191	Crown Castle International Corp. REIT		128,414
162	Equinix, Inc. REIT		69,642
686	Hospitality Properties Trust REIT		19,626

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

6,022	Host Hotels & Resorts, Inc. REIT	$	126,883
4,816	Iron Mountain, Inc. REIT(1)		168,608
2,706	Jones Lang LaSalle, Inc.		449,169
6,174	Lamar Advertising Co. Class A, REIT		421,746
9,172	LaSalle Hotel Properties REIT		313,957
6,041	Park Hotels & Resorts, Inc. REIT(1)		185,036
3,553	Prologis, Inc. REIT		233,397
77	Public Storage REIT		17,468
8,836	Rayonier, Inc. REIT		341,865
9,506	Realogy Holdings Corp.(1)		216,737
2,389	SBA Communications Corp. REIT*		394,472
594	Ventas, Inc. REIT		33,828
1,692	Welltower, Inc. REIT		106,071
5,621	Weyerhaeuser Co. REIT		204,942

			4,833,579

	Retailing - 7.6%
584	AutoZone, Inc.*		391,823
3,915	Bed Bath & Beyond, Inc.(1)		78,006
17,909	Best Buy Co., Inc.		1,335,653
1,785	Burlington Stores, Inc.*		268,696
5,362	Dollar General Corp.		528,693
3,237	Dollar Tree, Inc.*		275,145
2,279	Foot Locker, Inc.		119,989
24,796	Gap, Inc.		803,142
664	Genuine Parts Co.		60,949
2,289	Home Depot, Inc.		446,584
13,561	Kohl’s Corp.(1)		988,597
9,514	L Brands, Inc.		350,876
4,688	Lowe’s Cos., Inc.		448,032
12,570	Macy’s, Inc.(1)		470,495
2,985	Michaels Cos., Inc.*(1)		57,223
7,982	Nordstrom, Inc.(1)		413,308
251	O’Reilly Automotive, Inc.*		68,666
4,226	Ross Stores, Inc.		358,154
12,462	Target Corp.		948,607
4,942	TJX Cos., Inc.		470,380
14,656	Urban Outfitters, Inc.*		652,925
8,828	Williams-Sonoma, Inc.(1)		541,863

			10,077,806

	Semiconductors & Semiconductor Equipment - 5.9%
2,123	Analog Devices, Inc.		203,638
16,119	Applied Materials, Inc.		744,537
9,501	Cirrus Logic, Inc.*		364,173
23,239	Intel Corp.		1,155,211
2,647	KLA-Tencor Corp.		271,397
4,248	Lam Research Corp.		734,267
948	Microchip Technology, Inc.(1)		86,221
29,047	Micron Technology, Inc.*		1,523,225
1,459	MKS Instruments, Inc.		139,626
1,281	NVIDIA Corp.		303,469
22,691	ON Semiconductor Corp.*		504,534
10,720	QUALCOMM, Inc.		601,606
1,552	Skyworks Solutions, Inc.		150,001
4,334	Teradyne, Inc.		164,995
7,996	Texas Instruments, Inc.		881,559
688	Xilinx, Inc.		44,899

			7,873,358

	Software & Services - 5.7%
1,103	Activision Blizzard, Inc.		84,181
128	Alphabet, Inc. Class A*		144,536
347	Automatic Data Processing, Inc.		46,547
6,968	Booz Allen Hamilton Holding Corp.		304,711
5,525	CA, Inc.		196,966
5,073	Cognizant Technology Solutions Corp. Class A		400,716

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

2,636	DXC Technology Co.	$	212,488
13,079	eBay, Inc.*		474,245
2,187	Electronic Arts, Inc.*		308,411
660	Facebook, Inc. Class A*		128,251
18,016	First Data Corp. Class A*		377,075
268	Fiserv, Inc.*		19,856
347	IAC/InterActiveCorp.*		52,914
5,924	International Business Machines Corp.		827,583
1,610	Intuit, Inc.		328,931
2,880	Leidos Holdings, Inc.		169,920
4,474	MAXIMUS, Inc.		277,880
4,410	Microsoft Corp.		434,870
5,527	Oracle Corp.		243,520
3,645	Paychex, Inc.		249,136
1,320	Perspecta, Inc.		27,126
424	Science Applications International Corp.		34,314
164	Stamps.com, Inc.*(1)		41,500
7,739	Teradata Corp.*		310,721
13,059	VMware, Inc. Class A*		1,919,281

			7,615,679

	Technology Hardware & Equipment - 9.4%
366	Amphenol Corp. Class A		31,897
5,592	Apple, Inc.		1,035,135
851	Arista Networks, Inc.*		219,124
9,601	Arrow Electronics, Inc.*		722,763
929	Avnet, Inc.		39,845
4,082	CDW Corp.		329,785
8,060	Ciena Corp.*		213,671
26,345	Cisco Systems, Inc.		1,133,625
26,139	Corning, Inc.		719,084
1,096	F5 Networks, Inc.*		189,005
36,457	Flex Ltd.*		514,408
39,806	Hewlett Packard Enterprise Co.		581,566
67,684	HP, Inc.		1,535,750
4,561	Jabil, Inc.		126,157
19,450	Juniper Networks, Inc.		533,319
534	Motorola Solutions, Inc.		62,142
4,410	NCR Corp.*(1)		132,212
10,594	NetApp, Inc.		831,947
19,790	Seagate Technology plc		1,117,541
2,920	SYNNEX Corp.		281,809
7,299	TE Connectivity Ltd.		657,348
6,445	Tech Data Corp.*		529,263
1,200	Ubiquiti Networks, Inc.*(1)		101,664
7,365	Western Digital Corp.		570,125
13,771	Xerox Corp.		330,504

			12,539,689

	Telecommunication Services - 1.4%
13,424	AT&T, Inc.		431,045
4,843	CenturyLink, Inc.(1)		90,274
40,066	Sprint Corp.*(1)		217,959
6,980	T-Mobile US, Inc.*		417,055
15,053	Verizon Communications, Inc.		757,316

			1,913,649

	Transportation - 3.6%
349	Alaska Air Group, Inc.		21,076
13,414	American Airlines Group, Inc.(1)		509,195
769	CH Robinson Worldwide, Inc.(1)		64,335
16,825	Delta Air Lines, Inc.		833,510
1,955	FedEx Corp.		443,902
26,684	JetBlue Airways Corp.*		506,462
849	Norfolk Southern Corp.		128,089
1,609	Ryder System, Inc.		115,623
14,185	Southwest Airlines Co.		721,733

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

170	Union Pacific Corp.		$	24,086
15,899	United Continental Holdings, Inc.*			1,108,637
3,051	United Parcel Service, Inc. Class B			324,108

				4,800,756

	Utilities - 2.3%
3,491	American Electric Power Co., Inc.			241,752
4,202	Consolidated Edison, Inc.			327,672
2,904	DTE Energy Co.			300,941
4,427	Edison International			280,096
762	Eversource Energy			44,661
12,415	Exelon Corp.			528,879
671	NextEra Energy, Inc.			112,077
4,598	PG&E Corp.			195,691
6,427	PPL Corp.(1)			183,491
1,690	Public Service Enterprise Group, Inc.			91,497
757	Southern Co.			35,057
16,212	Vistra Energy Corp.*			383,576
1,351	WEC Energy Group, Inc.(1)			87,342
6,297	Xcel Energy, Inc.			287,647

				3,100,379

	Total Common Stocks (cost $127,496,492)		$	132,923,535

	Total Long-Term Investments (cost $127,496,492)		$	132,923,535

Short-Term Investments - 0.4%
	Securities Lending Collateral - 0.4%
532,982	State Street Navigator Securities Lending Government Money Market Portfolio, 1.93% (2)		$	532,982

	U.S. Treasury - 0.0%
	U.S. Treasury Bills
$5,000	1.88%, 09/06/2018(2)			4,983
4,000	1.89%, 09/06/2018(2)			3,986

				8,969

	Total Short-Term Investments (cost $541,951)		$	541,951

	Total Investments (cost $128,038,443)	100.3%	$	133,465,486
	Other Assets and Liabilities	(0.3)%		(396,393)

	Total Net Assets	100.0%	$	133,069,093

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(2)	Current yield as of period end.

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

Futures Contracts Outstanding at June 30, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	1	09/21/2018	$136,080	$(3,222)

Total futures contracts				$(3,222)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,637,690	$1,637,690	$—	$—
Banks	7,661,541	7,661,541	—	—
Capital Goods	6,157,575	6,157,575	—	—
Commercial & Professional Services	1,490,093	1,490,093	—	—
Consumer Durables & Apparel	1,921,695	1,921,695	—	—
Consumer Services	1,419,688	1,419,688	—	—
Diversified Financials	4,431,373	4,431,373	—	—
Energy	9,505,816	9,505,816	—	—
Food & Staples Retailing	3,586,875	3,586,875	—	—
Food, Beverage & Tobacco	2,884,718	2,884,718	—	—
Health Care Equipment & Services	14,445,666	14,445,666	—	—
Household & Personal Products	2,187,906	2,187,906	—	—
Insurance	9,719,459	9,719,459	—	—
Materials	6,390,236	6,390,236	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,728,309	6,728,309	—	—
Real Estate	4,833,579	4,833,579	—	—
Retailing	10,077,806	10,077,806	—	—
Semiconductors & Semiconductor Equipment	7,873,358	7,873,358	—	—
Software & Services	7,615,679	7,615,679	—	—
Technology Hardware & Equipment	12,539,689	12,539,689	—	—
Telecommunication Services	1,913,649	1,913,649	—	—
Transportation	4,800,756	4,800,756	—	—
Utilities	3,100,379	3,100,379	—	—
Short-Term Investments	541,951	532,982	8,969	—

Total	$133,465,486	$133,456,517	$8,969	$—

Liabilities
Futures Contracts(2)	$(3,222)	$(3,222)	$—	$—

Total	$(3,222)	$(3,222)	$—	$—

(1)	For the period ended June 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments

MULTIFACTOR ETFs

NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuation and Fair Value Measurements:

Lattice Strategies Trust (the “Trust”), which consists of multiple investment series (each a “Fund” and, collectively, “Funds”) values securities and other investments as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the NYSE Close (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Trust’s Valuation Committee may use various pricing services, or discontinue the use of any pricing service, as approved by the Board of Trustees of the Trust (the “Board of Trustees”) from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Board of Trustees has delegated to the Valuation Committee the responsibility to determine a security’s fair value. In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security may be materially different from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities: The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board of Trustees. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities: Fixed income securities shall be valued using inputs in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts: Options, futures contracts and options thereon, which are traded on exchanges, are valued by using readily available market quotations provided by a pricing service as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central Time.

D. Short-Term Obligations: Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities: OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

F. Foreign Currency Contracts: Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

The Funds have adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

2. Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees who administer the lending program for the Funds in accordance with guidelines approved by the Board of Trustees. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for servicing as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process — especially in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At June 30, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral
Multifactor Developed Markets (ex-US) ETF	$30,174,642	$10,771,218	$20,984,459
Multifactor Emerging Markets ETF	1,386,767	223,958	1,205,353
Multifactor Global Small Cap ETF	2,046,638	681,032	1,446,967
Multifactor Low Volatility International Equity ETF	204,668	59,085	156,706
Multifactor Low Volatility US Equity ETF	224,704	38,750	191,795
Multifactor REIT ETF	2,963,734	1,225,831	1,828,230
Multifactor US Equity ETF	4,347,157	532,982	3,929,262

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

Multifactor Developed Markets (ex-US) ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,771,218	$—	$—	$—	$10,771,218
Total Borrowings	$10,771,218	$—	$—	$—	$10,771,218
Gross amount of recognized liabilities for securities lending transactions					$10,771,218

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Emerging Markets ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$223,958	$—	$—	$—	$223,958
Total Borrowings	$223,958	$—	$—	$—	$223,958
Gross amount of recognized liabilities for securities lending transactions					$223,958

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Global Small Cap ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$681,032	$—	$—	$—	$681,032
Total Borrowings	$681,032	$—	$—	$—	$681,032
Gross amount of recognized liabilities for securities lending transactions					$681,032

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility International Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$59,085	$—	$—	$—	$59,085
Total Borrowings	$59,085	$—	$—	$—	$59,085
Gross amount of recognized liabilities for securities lending transactions					$59,085

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$38,750	$—	$—	$—	$38,750

Total Borrowings	$38,750	$—	$—	$—	$38,750
Gross amount of recognized liabilities for securities lending transactions					$38,750

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor REIT ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,225,831	$—	$—	$—	$1,225,831
Total Borrowings	$1,225,831	$—	$—	$—	$1,225,831
Gross amount of recognized liabilities for securities lending transactions					$1,225,831

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$532,982	$—	$—	$—	$532,982
Total Borrowings	$532,982	$—	$—	$—	$532,982
Gross amount of recognized liabilities for securities lending transactions					$532,982

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: August 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: August 28, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)